Schedule of Investments PIMCO Diversified Income Fund	June 30, 2026 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)

		$		$
		PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 5.3%
AIT Worldwide Logistics, Inc.
7.913% (TSFR3M + 3.653%) due 04/29/2033 ~			$2,480		$2,484
Aligned Data Centers International LP
7.164% due 05/16/2028 «~			7,479		7,479
Altice France SA
10.548% (TSFR3M + 3.673%) due 05/31/2031 ~			4,703		4,811
Bank of Industry Ltd.
3.895% (EUR003M + 2.204%) due 08/23/2027 ~	EUR		3,938		4,489
BCPE Empire Holdings, Inc.
6.894% (TSFR1M + 3.644%) due 12/11/2030 ~			$1,926		1,903
Castlelake LP
2.950% due 05/12/2031 «			4,669		4,326
Clover Holdings 2 LLC
TBD% - 4.000% due 12/10/2029 µ			1,374		1,268
7.375% (TSFR1M + 3.633%) due 12/09/2031 ~			4,910		4,699
Columbus McKinnon Corp.
7.232% (TSFR3M + 3.732%) due 02/03/2033 ~			1,937		1,936
Coreweave Compute Acquisition Co. IV LLC
9.661% - 9.732% (TSFR3M + 3.666%) due 05/16/2029 «~			712		734
Cotiviti Corp.
6.370% (TSFR1M + 3.620%) due 05/01/2031 ~			7,203		6,607
Databricks, Inc.
TBD% - 1.000% due 01/05/2032 µ			3,469		3,469
8.114% (TSFR1M + 3.612%) due 01/05/2032 ~			4,831		4,825
Dialysis Holdco LLC
9.644% (TSFR1M + 3.644%) due 11/26/2030 «~			13,388		13,605
Discovery Global Holdings, Inc.
6.144% (TSFR1M + 3.644%) due 06/03/2033 ~			11,279		11,296
Finastra USA, Inc.
7.746% (TSFR6M + 3.751%) due 09/15/2032 ~			4,489		4,150
Fortress Intermediate 3, Inc.
6.624% (TSFR1M + 3.624%) due 06/27/2031 ~			3,546		3,535
ION Platform Finance U.S., Inc.
7.482% (TSFR3M + 3.732%) due 10/07/2032 ~			2,994		2,167
Kaseya, Inc.
6.913% (TSFR3M + 3.663%) due 03/22/2032 ~			1,575		1,226
LifePoint Health, Inc.
7.177% (TSFR3M + 3.679%) due 05/19/2031 ~			1,147		1,129
Medline Borrower LP
5.144% (TSFR1M + 3.644%) due 05/30/2033 ~			1,745		1,736
Mercury Aggregator LP
TBD% due 04/03/2027 «			64		0
Newfold Digital Holdings Group, Inc.
7.214% (TSFR1M + 3.612%) due 04/30/2029 ~			3,554		2,627
9.364% (TSFR1M + 3.612%) due 04/30/2029 ~			252		205
Panama Government International Bonds
3.886% (EUR006M + 2.178%) due 03/05/2027 «~	EUR		4,200		4,806
Project Flash
TBD% - 5.871% (TSFR1M + 3.612%) due 04/30/2030 «~µ			$1,837		1,837
TBD% - 5.871% (TSFR1M + 3.633%) due 04/30/2030 «~µ			3,656		3,656
Qnity Electronics, Inc.
5.666% (TSFR3M + 3.657%) due 11/01/2032 ~			1,493		1,497
QualityTech LP
7.114% (TSFR1M + 3.612%) due 10/30/2031 ~			3,160		3,176
QuidelOrtho Corp.
7.644% (TSFR1M + 3.644%) due 08/20/2032 ~			3,682		3,631
Rockpoint Gas Storage Partners LP
5.982% (TSFR3M + 3.732%) due 09/18/2031 ~			2,105		2,109
SCUR-Alpha 1503 GmbH
9.163% (TSFR3M + 3.663%) due 04/01/2030 ~			968		845
SOCAR Turkey Enerji AS
5.558% (EUR006M + 2.147%) due 08/11/2026 «~	EUR		4,000		4,566
Spirit Airlines, Inc.
TBD% due 07/14/2026			$231		5
11.637% (TSFR1M + 3.637%) due 07/14/2026 ~			178		170
Standard Industries, Inc.
5.389% (TSFR1M + 0.000%) due 09/22/2028 ~			810		811
Stepstone Group Midco 2 GmbH
6.885% (EUR006M + 2.459%) due 04/26/2032 ~	EUR		3,700		3,471
Stonepeak Motion Finco LLC
TBD% due 06/24/2033			$2,000		2,000
Subcalidora 2
8.041% (EUR003M + 2.291%) due 08/14/2029 «~	EUR		4,000		4,546

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
TransDigm, Inc.
6.144% (TSFR1M + 3.644%) due 08/19/2032 ~		$		2,189		2,192
6.144% (TSFR1M + 3.644%) due 02/13/2033 ~				5,300		5,306
Transnet SOC Ltd.
10.658% due 03/02/2028 «~		ZAR		78,286		4,775
Turkiye Government International Bonds
8.674% (EUR006M + 2.443%) due 04/27/2031 «~		EUR		4,600		5,601
U.S. Renal Care, Inc.
8.758% (TSFR1M + 3.644%) due 06/28/2028 ~		$		1,768		1,743
VEON Amsterdam BV
7.924% (TSFR3M + 3.679%) due 03/25/2027 «~				2,100		2,097
Virgin Media Bristol LLC
6.967% (TSFR6M + 3.692%) due 03/31/2031 ~				3,200		2,848
6.990% (TSFR1M + 3.633%) due 01/31/2029 ~				6,730		6,465
Virgin Media Investment Holdings Ltd.
6.978% due 08/01/2030 «~		GBP		2,000		2,454

Total Loan Participations and Assignments (Cost $163,288)						161,313

CORPORATE BONDS & NOTES 40.0%
BANKING & FINANCE 14.0%
123 Lights Re Ltd.
14.520% (FHMMUSTF + 11.000%) due 09/14/2031 ~		$		250		263
Abu Dhabi Developmental Holding Co. PJSC
5.500% due 05/08/2034				3,300		3,381
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.650% due 07/21/2027				1,930		1,915
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.500% due 10/01/2031				1,600		1,598
Ally Financial, Inc.
8.000% due 11/01/2031				5,966		6,635
American Homes 4 Rent LP
2.375% due 07/15/2031				100		89
American Tower Corp.
2.100% due 06/15/2030				1,200		1,085
Antares Holdings LP
2.750% due 01/15/2027				1,050		1,035
ARES Strategic Income Fund
6.200% due 03/21/2032				2,400		2,376
Armor RE II Ltd.
13.750% (BRMMUSDF + 10.200%) due 05/07/2031 ~				700		728
Arthur J Gallagher & Co.
5.150% due 02/15/2035				900		894
Avilease Capital Ltd.
4.750% due 11/12/2030				2,800		2,742
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027				1,576		1,530
4.850% due 04/01/2033				2,700		2,614
4.950% due 10/15/2032				4,100		4,002
Azule Energy Finance PLC
8.250% due 01/22/2031				3,100		3,104
Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •		EUR		2,400		2,912
10.500% due 07/23/2029				2,400		3,269
Banco Bilbao Vizcaya Argentaria SA
4.968% due 05/08/2031		$		3,400		3,395
Banco Internacional del Peru SAA Interbank
4.800% due 07/15/2031				2,900		2,850
Banco Nacional de Mexico SA
6.697% due 08/07/2036 •(h)				3,350		3,304
Banco Santander SA
5.565% due 01/17/2030				2,200		2,256
Bank Hapoalim BM
4.722% due 07/14/2029				1,700		1,680
5.252% due 01/14/2033				1,100		1,089
Bank Leumi Le-Israel BM
5.343% due 06/29/2029				2,800		2,811
Bank of America Corp.
2.687% due 04/22/2032 •				3,000		2,718
3.705% due 04/24/2028 • (h)				3,700		3,675
4.948% due 07/22/2028 •				4,100		4,117
5.288% due 04/25/2034 •				1,250		1,267
Barclays PLC
4.219% due 05/24/2030 •				1,900		1,869
4.521% due 02/24/2032 •				2,300		2,248
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.250% due 09/10/2029				1,000		1,007
Blue Owl Capital Corp.
6.300% due 08/15/2031				2,800		2,784
Blue Owl Finance LLC
6.250% due 04/18/2034				1,300		1,273
BNP Paribas SA
7.000% due 08/16/2028 •(g)(h)				2,000		2,049

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
BPCE SA
6.714% due 10/19/2029 • (h)				2,500		2,599
7.003% due 10/19/2034 •				2,500		2,723
Burford Capital Global Finance LLC
7.500% due 07/15/2033				3,300		2,801
CaixaBank SA
6.840% due 09/13/2034 •				2,500		2,729
CI Financial Corp.
7.500% due 05/30/2029				2,300		2,411
CIMA Finance DAC
2.950% due 09/05/2029				1,900		1,807
Citadel Finance LLC
5.900% due 02/10/2030				2,200		2,219
Citadel LP
6.375% due 01/23/2032				2,125		2,214
Citadel Securities Global Holdings LLC
5.750% due 03/27/2036				2,200		2,184
Commerzbank AG
8.625% due 02/28/2033 •		GBP		1,100		1,527
CoStar Group, Inc.
2.800% due 07/15/2030		$		1,270		1,143
CRC Insurance Group LLC
7.125% due 06/01/2031				4,600		4,588
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045		PEN		3,800		1,191
10.100% due 12/15/2043				30,879		9,938
Credit Opportunities Partners LLC
6.520% due 03/20/2028 «(j)		$		2,700		2,697
Credit Suisse AG AT1 Claim
				12,750		4,493
Crown Castle, Inc.
2.250% due 01/15/2031				2,050		1,826
Danantara Investment Management PT
5.350% due 06/18/2031				3,500		3,496
5.950% due 06/18/2036				3,500		3,493
Deloitte LLP
5.250% due 01/30/2030 «(j)				2,000		2,000
5.410% due 01/30/2032 «(j)				2,000		1,999
5.590% due 01/30/2035 «(j)				2,000		1,992
5.690% due 01/30/2037 «(j)				500		497
Deutsche Bank AG
3.729% due 01/14/2032 •				3,000		2,808
5.882% due 07/08/2031 •				2,275		2,312
Doctors Co. An Interinsurance Exchange
4.500% due 01/18/2032				2,800		2,605
Emirates NBD Bank PJSC
5.125% due 06/29/2031				4,600		4,585
Encore Capital Group, Inc.
6.625% due 06/01/2032				2,300		2,305
8.500% due 05/15/2030				1,900		2,019
Equinix Europe 2 Financing Corp. LLC
4.600% due 11/15/2030				6,600		6,525
Erste Group Bank AG
7.000% due 04/15/2031 •(g)(h)		EUR		2,400		2,982
Everglades Re II Ltd.
9.289% (T-BILL 1MO + 5.500%) due 05/22/2033 ~		$		550		550
First Abu Dhabi Bank PJSC
4.789% (SOFRRATE + 1.150%) due 06/03/2031 ~				4,500		4,499
Ford Motor Credit Co. LLC
2.900% due 02/16/2028				1,600		1,546
3.815% due 11/02/2027				800		788
5.875% due 11/07/2029				5,000		5,062
7.350% due 11/04/2027				300		308
Freedom Mortgage Corp.
6.625% due 01/15/2027				2,500		2,501
FS KKR Capital Corp.
3.125% due 10/12/2028				2,000		1,884
6.125% due 01/15/2031				1,500		1,443
FTAI Aviation Investors LLC
5.500% due 05/01/2028				6,750		6,738
7.000% due 05/01/2031				6,400		6,634
Gaci First Investment Co.
5.125% due 02/14/2053				2,700		2,331
GLP Capital LP/GLP Financing II, Inc.
4.000% due 01/15/2030				100		96
5.750% due 06/01/2028				890		900
5.750% due 11/01/2037				6,000		5,916
Goldman Sachs Group, Inc.
4.148% due 01/21/2029 •				1,700		1,686
5.016% due 10/23/2035 •				1,800		1,769
5.330% due 07/23/2035 •				4,050		4,065
GSG Bidco Ltd.
4.700% due 06/15/2031		EUR		2,500		2,867
HA Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		$		1,400		1,428

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
Handshake Re Ltd.
8.050% (JMMMUSTF + 4.500%) due 01/08/2030 ~				250		246
Hardwood Funding LLC
4.840% due 06/07/2028 «(j)				2,400		2,394
4.980% due 06/07/2030 «(j)				1,500		1,493
HPS Corporate Lending Fund
5.950% due 04/14/2032				1,700		1,666
6.300% due 08/19/2031				1,700		1,696
ICBC Standard Bank PLC
20.000% due 12/13/2029 «		UZS		37,313,000		3,105
ING Groep NV
5.750% due 11/16/2026 •(g)(h)		$		2,800		2,815
Intesa Sanpaolo SpA
6.625% due 06/20/2033				3,300		3,579
ION Platform Finance U.S., Inc.
7.875% due 09/30/2032 (k)				2,200		1,597
ION Platform Finance U.S., Inc./ION Platform Finance SARL
8.750% due 05/01/2029				3,225		2,881
JAB Holdings BV
2.200% due 11/23/2030				335		300
Jane Street Group/JSG Finance, Inc.
6.125% due 11/01/2032				2,500		2,502
6.750% due 05/01/2033				3,100		3,190
7.125% due 04/30/2031				5,300		5,483
JPMorgan Chase & Co.
2.182% due 06/01/2028 •				6,900		6,757
3.509% due 01/23/2029 •				8,000		7,869
5.294% due 07/22/2035 •				3,900		3,942
KAF Kaerntner Ausgleichszahlungs-Fonds
0.000% due 04/03/2049 «		EUR		23,238		1,991
Kilroy Realty LP
5.875% due 10/15/2035		$		2,108		2,084
Kona Spc Ltd.
5.718% due 09/15/2026 «•		EUR		1,200		1,372
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.250% due 02/01/2027		$		1,130		1,124
Lazard Group LLC
6.000% due 03/15/2031				1,975		2,049
Lima Metro Line 2 Finance Ltd.
5.875% due 07/05/2034				73		74
Luca RE Ltd.
9.036% (T-BILL 3MO + 5.250%) due 07/09/2032 ~				550		550
Luminis SA
9.649% (TSFR3M + 5.985%) due 09/15/2038 «~				2,600		3,037
Midcap Financial Issuer Trust
6.500% due 05/01/2028				850		849
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030				2,000		1,804
Mizuho Financial Group, Inc.
2.869% due 09/13/2030 •				1,000		944
Morgan Stanley
3.772% due 01/24/2029 •				3,100		3,058
5.173% due 01/16/2030 •				5,000		5,046
5.320% due 07/19/2035 •				4,800		4,825
NatWest Group PLC
4.600% due 06/28/2031 •(g)(h)				1,700		1,575
5.125% due 05/12/2027 •(g)(h)		GBP		1,700		2,249
New Immo Holding SA
3.250% due 07/23/2027		EUR		2,400		2,737
4.875% due 12/08/2028				2,500		2,869
Newmark Group, Inc.
7.500% due 01/12/2029		$		1,500		1,572
Nissan Motor Acceptance Co. LLC
5.625% due 09/29/2028				4,400		4,393
OneMain Finance Corp.
4.000% due 09/15/2030				550		509
5.375% due 11/15/2029				3,149		3,095
6.125% due 05/15/2030				1,700		1,701
6.625% due 01/15/2028				2,720		2,762
6.625% due 05/15/2029				3,800		3,879
Palm RE Ltd.
13.220% (BNMMDTSC + 9.700%) due 06/09/2031 ~				250		258
Panama Infrastructure Receivable Purchaser PLC
0.000% due 04/05/2032 (f)				7,600		6,191
PRIO Luxembourg Holding SARL
6.750% due 10/15/2030				3,200		3,140
Purple Re Ltd.
12.676% (JMMMUSTF + 9.126%) due 06/06/2031 ~				700		719
QNB Finance Ltd.
4.679% (SOFRRATE + 1.050%) due 04/27/2029 ~				6,300		6,332
Rayonier LP
2.750% due 05/17/2031				300		270
RLJ Lodging Trust LP
3.750% due 07/01/2026				975		975
Rocket Cos., Inc.
6.125% due 08/01/2030				1,900		1,934

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
6.125% due 08/01/2031			1,700		1,737
7.125% due 02/01/2032			1,850		1,921
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
4.000% due 10/15/2033			2,425		2,184
Sabine Re Ltd.
12.040% (BNMMDTSC + 8.520%) due 04/07/2031 ~			400		405
Samhallsbyggnadsbolaget I Norden Holding AB
2.375% due 08/04/2026	EUR		1,100		1,257
Sammons Financial Group, Inc.
3.350% due 04/16/2031			$1,025		946
6.875% due 04/15/2034			3,000		3,213
Santander Holdings USA, Inc.
5.741% due 03/20/2031 •			1,200		1,226
Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •			2,400		2,373
SBA Communications Corp.
3.875% due 02/15/2027			3,200		3,184
Sixth Street Lending Partners
6.125% due 07/15/2030			3,000		3,018
SLM Corp.
6.495% due 05/15/2032 •			3,000		3,000
Starwood Property Trust, Inc.
5.250% due 10/15/2028			2,300		2,291
5.750% due 01/15/2031			3,000		2,985
6.125% due 06/01/2031			1,225		1,232
Stingray Compute LLC
6.000% due 06/15/2031			1,800		1,806
Sumisho Air Lease Corp.
4.400% due 03/24/2028			1,500		1,492
4.500% due 03/24/2029			1,600		1,587
Tesco Property Finance 2 PLC
6.052% due 10/13/2039	GBP		6,046		8,245
Tesco Property Finance 4 PLC
5.801% due 10/13/2040			180		239
Tesco Property Finance 6 PLC
5.411% due 07/13/2044			84		107
Trust 2401
6.390% due 01/15/2050			$1,392		1,297
7.375% due 02/13/2034			1,424		1,514
Trust Fibra Uno
6.390% due 01/15/2050			708		651
7.375% due 02/13/2034			576		612
UBS Group AG
2.095% due 02/11/2032 •			700		617
3.091% due 05/14/2032 •			1,525		1,400
4.194% due 04/01/2031 •			2,500		2,441
5.428% due 02/08/2030 •			2,000		2,029
5.617% due 09/13/2030 •			1,600		1,638
VB DPR Finance Co.
6.833% due 03/15/2035 «(j)			4,300		4,344
VICI Properties LP/VICI Note Co., Inc.
3.875% due 02/15/2029			3,550		3,450
4.125% due 08/15/2030			625		600
4.250% due 12/01/2026			2,030		2,026
5.750% due 02/01/2027			1,030		1,033
Vornado Realty LP
3.400% due 06/01/2031			2,200		2,022
Wells Fargo & Co.
2.393% due 06/02/2028 •			2,900		2,843
5.211% due 12/03/2035 •			4,000		3,994
Weyerhaeuser Co.
7.375% due 03/15/2032			508		567
WS Escrow LLC
7.750% due 06/01/2033			2,000		2,055

					429,346

INDUSTRIALS 21.9%
1011778 BC ULC/New Red Finance, Inc.
4.000% due 10/15/2030			3,400		3,212
4.375% due 01/15/2028			4,660		4,610
1261229 BC Ltd.
10.000% due 04/15/2032			1,350		1,368
AEP Transmission Co. LLC
5.150% due 04/01/2034			1,000		1,007
Air Canada Pass-Through Trust
3.600% due 09/15/2028			376		373
5.250% due 10/01/2030			576		580
Aker BP ASA
4.000% due 01/15/2031			1,300		1,252
Alaska Airlines Pass-Through Trust
4.800% due 02/15/2029			899		899
Albion Financing 1 SARL/Aggreko Holdings, Inc.
7.000% due 05/21/2030			3,400		3,523
Allegion U.S. Holding Co., Inc.
3.550% due 10/01/2027			600		592

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
Allwyn Entertainment Financing U.K. PLC
4.625% due 08/15/2031		EUR		3,500		3,994
ALROSA Finance SA
3.100% due 06/25/2027 ^(c)		$		5,500		330
Altice France SA
9.500% due 11/01/2029				800		812
American Airlines Pass-Through Trust
2.875% due 01/11/2036				3,209		2,896
3.000% due 04/15/2030				96		93
3.150% due 08/15/2033				239		225
3.200% due 12/15/2029				1,236		1,200
3.350% due 04/15/2031				1,134		1,092
3.375% due 11/01/2028				1,077		1,065
3.575% due 07/15/2029				710		701
3.600% due 03/22/2029				526		519
3.600% due 04/15/2031				102		98
3.650% due 08/15/2030				341		333
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029				1,000		954
Anglo American Capital PLC
4.625% due 03/19/2031				3,000		2,958
APLD ComputeCo 3 LLC
7.000% due 06/15/2031				1,500		1,499
Ashtead Capital, Inc.
4.000% due 05/01/2028				700		689
Avantor Funding, Inc.
4.625% due 07/15/2028				2,545		2,520
Axon Enterprise, Inc.
6.250% due 03/15/2033				2,000		2,051
Bausch & Lomb Corp.
8.375% due 10/01/2028				1,000		1,029
Bayer U.S. Finance II LLC
4.375% due 12/15/2028				2,300		2,276
Bayer U.S. Finance LLC
6.375% due 11/21/2030				575		605
Beignet Investor LLC
6.581% due 05/30/2049				14,390		14,687
Block, Inc.
3.500% due 06/01/2031				1,400		1,289
5.625% due 08/15/2030				5,400		5,416
Boeing Co.
3.250% due 02/01/2028				2,390		2,340
5.040% due 05/01/2027				600		602
5.150% due 05/01/2030				2,835		2,870
5.930% due 05/01/2060				1,670		1,644
6.388% due 05/01/2031				1,400		1,488
Booz Allen Hamilton, Inc.
3.875% due 09/01/2028				870		849
British Airways Pass-Through Trust
2.900% due 09/15/2036				976		894
Broadcom, Inc.
3.137% due 11/15/2035				906		770
3.187% due 11/15/2036				1,640		1,375
3.469% due 04/15/2034				5,234		4,702
Builders FirstSource, Inc.
4.250% due 02/01/2032				3,200		2,983
6.750% due 05/15/2035				2,000		2,042
Burberry Group PLC
5.750% due 06/20/2030		GBP		3,000		4,018
BWX Technologies, Inc.
4.125% due 06/30/2028		$		1,770		1,738
Cameron LNG LLC
3.302% due 01/15/2035				300		262
3.402% due 01/15/2038				400		350
Canadian Natural Resources Ltd.
5.400% due 12/15/2034				1,100		1,112
Carnival Corp. Ltd.
4.000% due 08/01/2028				6,650		6,530
5.125% due 05/01/2029				4,000		3,996
Carvana Co.
9.000% due 06/01/2030				3,000		3,104
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125% due 05/01/2027				923		922
5.375% due 06/01/2029				1,000		979
CDW LLC/CDW Finance Corp.
3.569% due 12/01/2031				3,175		2,916
Centene Corp.
2.500% due 03/01/2031				3,000		2,622
4.250% due 12/15/2027				1,194		1,188
4.625% due 12/15/2029				1,900		1,844
Cerdia Finanz GmbH
9.375% due 10/03/2031				500		449
Charlotte Buyer, Inc.
8.000% due 06/30/2031				3,500		3,545
Cheniere Corpus Christi Holdings LLC
3.700% due 11/15/2029				1,410		1,364

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
Cheplapharm Arzneimittel GmbH
6.750% due 02/15/2032		EUR		2,800		3,225
Chobani LLC/Chobani Finance Corp., Inc.
4.625% due 11/15/2028		$		1,900		1,883
Chord Energy Corp.
6.750% due 03/15/2033				2,200		2,234
CHS/Community Health Systems, Inc.
5.250% due 05/15/2030				1,750		1,653
6.000% due 01/15/2029				1,000		991
Cirsa Finance International SARL
4.875% due 10/15/2031		EUR		1,100		1,281
5.401% (EUR003M + 3.000%) due 10/15/2032 ~				1,800		2,081
Cloud Software Group, Inc.
6.625% due 08/15/2033		$		2,000		1,736
Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032				3,900		3,788
Cogent Communications Group LLC/Cogent Finance, Inc.
6.500% due 07/01/2032				2,375		2,140
7.000% due 06/15/2027				3,100		3,081
Columbus McKinnon Corp.
7.125% due 02/01/2033				1,375		1,379
CommonSpirit Health
4.975% due 09/01/2035				2,500		2,427
Continental Wind LLC
6.000% due 02/28/2033				118		119
CoreWeave, Inc.
8.500% due 07/15/2032		EUR		2,500		2,817
9.000% due 02/01/2031		$		3,500		3,463
9.750% due 10/01/2031				300		300
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% due 06/15/2031				1,200		1,178
CVS Pass-Through Trust
5.773% due 01/10/2033				175		175
5.926% due 01/10/2034				20		20
6.036% due 12/10/2028				27		27
6.943% due 01/10/2030				3,379		3,465
7.507% due 01/10/2032				2,996		3,131
8.353% due 07/10/2031				642		692
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.125% due 04/15/2031				1,500		1,504
Dangote Fertiliser Ltd.
7.750% due 05/05/2031				1,400		1,409
DCP Midstream Operating LP
3.250% due 02/15/2032				1,250		1,140
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.875% due 06/01/2034				2,200		2,191
Diamondback Energy, Inc.
5.550% due 04/01/2035				1,000		1,020
Discovery Global Holdings, Inc.
4.279% due 03/15/2032				2,950		2,649
5.050% due 03/15/2042				2,425		1,780
Dorman Products, Inc.
6.250% due 06/15/2034				1,800		1,823
DT Midstream, Inc.
4.125% due 06/15/2029				1,480		1,451
EchoStar Corp.
10.750% due 11/30/2029				1,525		1,649
Ecopetrol SA
5.875% due 05/28/2045				2,600		2,150
Efesto Bidco SpA Efesto U.S. LLC
7.500% due 02/15/2032				3,200		3,205
ELK Grove Village Property LLC
7.500% due 06/15/2031				2,000		2,015
Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050				1,700		1,080
Empresa de Transporte de Pasajeros Metro SA
3.650% due 05/07/2030				1,000		956
Energy Transfer LP
3.750% due 05/15/2030				780		751
5.250% due 04/15/2029				200		203
6.000% due 02/01/2029				1,125		1,134
6.125% due 12/15/2045				2,080		2,068
6.500% due 02/01/2042				800		846
Eni SpA
5.500% due 05/15/2034				3,425		3,478
5.750% due 05/19/2035				900		926
Esab Corp.
6.250% due 04/15/2029				1,100		1,117
Expand Energy Corp.
4.750% due 02/01/2032				4,800		4,680
5.375% due 02/01/2029				660		660
Ferguson Finance PLC
3.250% due 06/02/2030				600		565
First Student Bidco, Inc./First Transit Parent, Inc.
4.000% due 07/31/2029				2,675		2,564

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
Flex Intermediate Holdco LLC
3.363% due 06/30/2031				2,000		1,848
Flora Food Management BV
6.875% due 07/02/2029		EUR		3,200		3,577
7.500% due 10/31/2030 (j)				1,600		1,824
Flutter Treasury DAC
5.875% due 06/04/2031		$		2,000		1,994
6.375% due 04/29/2029				4,000		4,068
Gaia Purchaser, Inc.
7.625% due 07/15/2033 (b)				2,300		2,328
Gartner, Inc.
3.750% due 10/01/2030				2,825		2,581
4.950% due 03/20/2031				2,100		2,042
Gazprom PJSC Via Gaz Capital SA
8.625% due 04/28/2034				5,500		4,813
Global Medical Response, Inc.
7.375% due 10/01/2032				1,800		1,866
Goat Holdco LLC
6.750% due 02/01/2032				2,125		2,180
goeasy Ltd.
6.875% due 05/15/2030				75		67
6.875% due 02/15/2031				35		31
7.375% due 10/01/2030				1,850		1,668
9.250% due 12/01/2028				375		368
Gray Media, Inc.
9.625% due 07/15/2032				3,000		2,898
Green Palm Bidco SARL
5.957% due 06/30/2041				1,700		1,719
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038				3,700		3,834
HCA, Inc.
3.500% due 09/01/2030				1,230		1,167
4.625% due 03/15/2052				1,300		1,059
5.625% due 09/01/2028				1,324		1,345
5.750% due 03/01/2035				2,500		2,578
5.875% due 02/01/2029				1,600		1,637
HealthEquity, Inc.
4.500% due 10/01/2029				2,000		1,946
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032				1,825		1,671
3.750% due 05/01/2029				2,100		2,031
4.000% due 05/01/2031				1,375		1,300
IHO Verwaltungs GmbH
7.375% due 05/15/2033				2,400		2,497
Ingevity Corp.
3.875% due 11/01/2028 (h)				1,600		1,551
Ingram Micro, Inc.
4.750% due 05/15/2029				1,625		1,597
Intralot Capital Luxembourg SA
6.750% due 10/15/2031 (k)		EUR		3,000		3,484
IQVIA, Inc.
5.700% due 05/15/2028		$		1,000		1,017
6.250% due 06/01/2032				1,800		1,832
JetBlue Airways Corp./JetBlue Loyalty LP
9.875% due 09/20/2031				1,200		1,088
JetBlue Pass-Through Trust
4.000% due 05/15/2034				1,406		1,336
John Lewis PLC
4.250% due 12/18/2034		GBP		975		1,097
KazMunayGas National Co. JSC
5.375% due 04/24/2030		$		1,600		1,616
5.750% due 04/19/2047				1,579		1,507
Kinder Morgan, Inc.
7.750% due 01/15/2032				1,625		1,846
Kraft Heinz Foods Co.
4.375% due 06/01/2046				213		171
Las Vegas Sands Corp.
3.900% due 08/08/2029				1,630		1,575
Level 3 Financing, Inc.
7.000% due 03/31/2034				2,500		2,580
Leviathan Bond Ltd.
6.500% due 06/30/2027				1,470		1,476
Live Nation Entertainment, Inc.
3.750% due 01/15/2028				1,500		1,472
4.750% due 10/15/2027				480		479
Marriott International, Inc.
3.500% due 10/15/2032				1,235		1,137
Mars, Inc.
5.000% due 03/01/2032				2,000		2,015
Meridian Arc Holdco LLC
6.250% due 04/30/2031				3,500		3,510
MGM China Holdings Ltd.
4.750% due 02/01/2027				3,900		3,886
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% due 05/01/2029				1,400		1,364

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032		GBP		1,700		2,273
National Football League
5.480% due 10/05/2028 «(j)		$		6,600		6,644
5.580% due 10/05/2033 «(j)				5,000		4,998
National Fuel Gas Co.
2.950% due 03/01/2031				1,150		1,053
National Mentor Holdings, Inc.
10.500% due 12/15/2030				1,550		1,635
Neptune Bidco U.S., Inc.
9.500% due 02/15/2033				2,100		2,126
New Albertsons LP
6.570% due 02/23/2028				800		805
Nexstar Media, Inc.
6.500% due 09/15/2033				1,900		1,901
7.250% due 04/15/2034				1,200		1,198
Nissan Motor Co. Ltd.
4.345% due 09/17/2027				3,500		3,445
Noble Finance II LLC
8.000% due 04/15/2030				4,086		4,236
NPC Ukrenergo
6.875% due 11/09/2028				600		585
NuStar Logistics LP
6.375% due 10/01/2030				1,310		1,354
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.150% due 05/01/2027				200		198
OAK-Eagle Acquireco, Inc.
8.750% due 07/01/2034				1,100		1,168
OCP SA
6.700% due 03/01/2036				3,000		3,136
Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028		EUR		1,750		1,995
4.250% due 10/01/2028		$		1,700		1,650
ON Semiconductor Corp.
3.875% due 09/01/2028				1,820		1,776
Open Text Holdings, Inc.
4.125% due 02/15/2030				600		550
ORLEN SA
6.000% due 01/30/2035				1,800		1,865
Paramount Global
4.600% due 01/15/2045				2,300		1,466
4.900% due 08/15/2044				3,200		2,117
Parex Resources, Inc.
8.500% due 05/11/2031				1,225		1,245
Pertamina Persero PT
4.150% due 02/25/2060				1,000		732
4.175% due 01/21/2050				1,500		1,151
4.700% due 07/30/2049				3,000		2,483
6.500% due 05/27/2041				3,000		3,111
6.500% due 11/07/2048				3,500		3,570
Petroleos de Venezuela SA
5.500% due 04/12/2037 ^(c)				27,535		10,119
Petroleos del Peru SA
5.625% due 06/19/2047				6,525		4,670
Petroleos Mexicanos
6.350% due 02/12/2048				4,526		3,734
6.375% due 01/23/2045				4,710		4,018
6.750% due 09/21/2047				13,456		11,528
6.950% due 01/28/2060				4,262		3,588
7.690% due 01/23/2050				10,170		9,492
Picard Groupe SAS
6.375% due 07/01/2029		EUR		2,000		2,362
Pinnacle Bidco PLC
8.250% due 10/11/2028				3,000		3,552
Post Holdings, Inc.
4.625% due 04/15/2030		$		2,510		2,426
6.500% due 03/15/2036				4,000		3,958
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.375% due 08/31/2027				2,400		2,352
Primo Water Holdings, Inc./Triton Water Holdings, Inc.
6.250% due 04/01/2029				3,400		3,415
ProFrac Holdings II LLC
10.984% (TSFR3M + 7.250%) due 01/23/2029 ~				516		495
PTC, Inc.
4.000% due 02/15/2028				200		196
QatarEnergy
4.625% due 06/23/2029				2,275		2,261
Qnity Electronics, Inc.
5.750% due 08/15/2032				900		906
6.250% due 08/15/2033				700		713
Quikrete Holdings, Inc.
6.375% due 03/01/2032				5,300		5,415
QXO Building Products, Inc.
6.750% due 04/30/2032				3,000		3,100
6.875% due 07/15/2034				2,900		2,979

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
ReNew Pvt Ltd.
5.875% due 03/05/2027				478		478
Road Michigan Property Owner I LLC
7.500% due 03/30/2045				9,725		9,698
Rolls-Royce PLC
5.750% due 10/15/2027				3,200		3,240
Royal Caribbean Cruises Ltd.
5.625% due 09/30/2031				2,000		2,017
Sands China Ltd.
4.375% due 06/18/2030				3,700		3,589
Santos Finance Ltd.
3.649% due 04/29/2031				1,325		1,240
Sartorius Finance BV
4.875% due 09/14/2035		EUR		2,800		3,404
Sasol Financing USA LLC
4.375% due 09/18/2026		$		1,800		1,797
8.750% due 04/10/2033				3,100		3,211
Saudi Arabian Oil Co.
3.500% due 11/24/2070				2,000		1,223
Seadrill Finance Ltd.
8.375% due 08/01/2030				3,350		3,514
Seagate Data Storage Technology Pte. Ltd.
9.625% due 12/01/2032				3,698		4,080
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
4.625% due 03/01/2029				250		242
Sirius XM Radio LLC
4.125% due 07/01/2030				2,500		2,355
SM Energy Co.
9.625% due 06/15/2033				1,300		1,426
Snap, Inc.
6.875% due 03/15/2034				5,300		5,135
Sonangol Finance Ltd.
10.000% due 01/29/2031				3,400		3,428
Speedway Motorsports LLC/Speedway Funding II, Inc.
4.875% due 11/01/2027				909		901
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031				58		52
4.100% due 10/01/2029				931		903
Stagwell Global LLC
5.625% due 08/15/2029				1,225		1,182
Standard Industries, Inc.
3.375% due 01/15/2031				5,095		4,589
4.750% due 01/15/2028				1,200		1,192
Station Casinos LLC
4.625% due 12/01/2031				2,000		1,900
Sunoco LP
5.625% due 03/15/2031				3,400		3,377
SV RNO Property Owner 1 LLC
5.875% due 03/01/2031				3,100		3,057
T-Mobile USA, Inc.
2.550% due 02/15/2031				1,165		1,057
2.625% due 02/15/2029				2,475		2,354
2.875% due 02/15/2031				3,210		2,951
3.875% due 04/15/2030				3,150		3,053
TGS ASA
8.500% due 01/15/2030				1,000		1,052
Thames Water Super Senior Issuer PLC
9.750% due 10/10/2027		GBP		699		984
9.750% due 10/10/2027				162		228
TK Elevator Midco GmbH
4.375% due 07/15/2027		EUR		189		217
Topaz Solar Farms LLC
5.750% due 09/30/2039		$		529		521
TopBuild Corp.
3.625% due 03/15/2029				1,500		1,500
4.125% due 02/15/2032				3,925		3,975
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
9.500% due 05/15/2030				2,700		2,548
TransDigm, Inc.
6.375% due 05/31/2033				2,400		2,424
6.750% due 01/31/2034				1,850		1,899
Turkish Airlines Pass-Through Trust
4.200% due 09/15/2028				57		57
Twilio, Inc.
3.625% due 03/15/2029				1,800		1,737
U.S. Foods, Inc.
4.750% due 02/15/2029				600		593
U.S. Renal Care, Inc.
10.625% due 06/28/2028				779		725
UCB SA
4.250% due 03/20/2030		EUR		1,100		1,287
UKG, Inc.
6.875% due 02/01/2031		$		4,000		3,889
United Airlines Pass-Through Trust
2.700% due 11/01/2033				212		193
2.900% due 11/01/2029				455		437

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
3.100% due 01/07/2030			152		149
3.500% due 09/01/2031			310		300
4.150% due 02/25/2033			917		892
5.800% due 07/15/2037			2,732		2,844
5.875% due 04/15/2029			1,640		1,660
Univision Communications, Inc.
4.500% due 05/01/2029			200		191
8.500% due 07/31/2031			4,000		4,020
Valaris Ltd.
8.375% due 04/30/2030			700		727
Var Energi ASA
5.875% due 05/22/2030			4,200		4,328
Vedanta Resources Finance II PLC
9.125% due 10/15/2032			2,600		2,671
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029			7,700		7,349
3.875% due 11/01/2033			4,300		3,835
6.000% due 05/01/2036			3,400		3,439
Venture Global LNG, Inc.
7.000% due 01/15/2030			1,600		1,633
9.500% due 02/01/2029			8,300		8,938
Venture Global Plaquemines LNG LLC
6.125% due 12/15/2030			1,500		1,535
6.500% due 01/15/2034			7,350		7,662
Viking Ocean Cruises Ship VII Ltd.
5.625% due 02/15/2029			550		550
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP		5,200		6,089
5.250% due 05/15/2029			100		127
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
8.750% due 01/15/2032 (k)			$4,200		4,164
Vmed O2 U.K. Financing I PLC
4.250% due 01/31/2031			6,250		5,145
6.750% due 01/15/2033 (k)			1,800		1,526
VOC Escrow Ltd.
5.000% due 02/15/2028			2,518		2,516
Volkswagen Group of America Finance LLC
5.050% due 03/27/2028			6,100		6,128
VZ Secured Financing BV
7.500% due 01/15/2033			10,500		10,059
Wabtec Transportation Netherlands BV
1.250% due 12/03/2027	EUR		400		446
Weatherford International Ltd.
6.750% due 10/15/2033			$3,700		3,777
Windstream Services LLC/Windstream Escrow Finance Corp.
8.250% due 10/01/2031			2,300		2,427
Woodside Finance Ltd.
5.100% due 09/12/2034			4,500		4,425
WR Grace Holdings LLC
7.000% due 08/01/2033			1,500		1,462
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.250% due 05/15/2027			3,800		3,800
Wynn Macau Ltd.
5.625% due 08/26/2028			4,425		4,398
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.125% due 10/01/2029			2,250		2,236
Yellowstone Energy LP
5.750% due 12/31/2026			329		326
Yinson Boronia Production BV
8.947% due 07/31/2042			5,319		5,854
Yum! Brands, Inc.
4.625% due 01/31/2032			2,125		2,034

				671,436

UTILITIES 4.1%
Alabama Power Co.
1.450% due 09/15/2030			1,570		1,384
Altice Holdings 1 SARL
0.000% due 12/31/2099 «	EUR		2		37
AT&T, Inc.
3.550% due 09/15/2055			$3,891		2,507
3.650% due 09/15/2059			5,552		3,551
Chile Electricity Lux MPC II SARL
5.672% due 10/20/2035			2,718		2,780
Clearway Energy Operating LLC
3.750% due 02/15/2031			1,965		1,823
Cleveland Electric Illuminating Co.
4.550% due 11/15/2030			1,500		1,475
Comision Ejecutiva Hidroelectrica del Rio Lempa
8.650% due 01/24/2033			2,800		2,961
ContourGlobal Power Holdings SA
6.750% due 02/28/2030			1,500		1,524
Dhafrah Pv2 Energy Co. LLC
5.794% due 06/30/2053			2,200		2,181

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Dominion Energy, Inc.
5.000% due 06/15/2030			2,125		2,150
Duke Energy Corp.
3.750% due 04/01/2031	EUR		3,250		3,761
Edison International
5.750% due 06/15/2027			$1,300		1,308
Electricite de France SA
9.125% due 03/15/2033 •(g)			2,450		2,846
ENEL Finance International NV
2.500% due 07/12/2031			1,700		1,515
6.000% due 10/07/2039			1,300		1,329
Entergy Texas, Inc.
1.750% due 03/15/2031			2,000		1,754
Eskom Holdings
6.350% due 08/10/2028			2,000		2,035
Gazprom PJSC via Gaz Finance PLC
2.950% due 01/27/2029			4,800		3,912
Generadora de Gatun SA
6.874% due 09/30/2044			1,125		1,163
Genesis Energy LP/Genesis Energy Finance Corp.
6.750% due 03/15/2034			3,000		2,979
8.250% due 01/15/2029			1,825		1,886
IPALCO Enterprises, Inc.
4.250% due 05/01/2030			300		291
National Grid PLC
0.750% due 09/01/2033	EUR		4,200		3,931
National Rural Utilities Cooperative Finance Corp.
4.189% (SOFRRATE + 0.550%) due 12/03/2027 ~			$2,300		2,304
NextEra Energy Capital Holdings, Inc.
2.200% due 12/02/2026	AUD		6,900		4,726
Niagara Energy SAC
5.746% due 10/03/2034			$1,600		1,605
NRG Energy, Inc.
5.407% due 10/15/2035			2,200		2,164
ONEOK, Inc.
5.050% due 11/01/2034			1,575		1,541
5.625% due 01/15/2028			750		758
Pacific Gas & Electric Co.
2.100% due 08/01/2027			300		292
2.500% due 02/01/2031			1,400		1,257
3.250% due 06/01/2031			350		323
3.300% due 03/15/2027			700		694
3.300% due 12/01/2027			3,000		2,944
3.500% due 08/01/2050			130		87
3.750% due 07/01/2028			2,050		2,014
3.750% due 08/15/2042			100		76
3.950% due 12/01/2047			1,000		733
4.200% due 03/01/2029			2,000		1,972
4.200% due 06/01/2041			500		410
4.250% due 03/15/2046			200		155
4.300% due 03/15/2045			600		474
4.450% due 04/15/2042			500		416
4.500% due 07/01/2040			1,400		1,206
4.600% due 06/15/2043			300		250
4.650% due 08/01/2028			800		798
4.950% due 07/01/2050			444		371
5.050% due 10/15/2032			5,200		5,171
PacifiCorp
7.125% due 08/15/2056 •			3,000		2,981
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.000% due 06/30/2030			5,200		4,788
4.000% due 06/30/2050			5,400		3,763
4.375% due 02/05/2050			1,000		748
4.875% due 07/17/2049			3,200		2,585
6.150% due 05/21/2048			2,820		2,698
PR RNO Property Owner 1 LLC
6.500% due 05/01/2031			2,700		2,698
Puget Energy, Inc.
7.250% due 09/15/2056 •			2,450		2,502
Rio Oil Finance Trust
8.200% due 04/06/2028			965		991
San Diego Gas & Electric Co.
1.700% due 10/01/2030			1,900		1,681
Southern California Edison Co.
2.850% due 08/01/2029			100		94
3.650% due 02/01/2050			1,475		1,021
4.650% due 10/01/2043			800		678
4.875% due 03/01/2049			600		503
5.150% due 06/01/2029			2,100		2,123
5.625% due 02/01/2036			1,000		1,002
6.650% due 04/01/2029			200		207
Southern California Gas Co.
2.550% due 02/01/2030			800		747
Veon Midco BV
7.450% due 06/01/2033			3,200		3,194

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Verizon Communications, Inc.
4.750% due 01/15/2033			800		788
5.000% due 01/15/2036			2,800		2,732
Yinson Production Financial Services Pte. Ltd.
9.625% due 05/03/2029			2,200		2,331

				124,679

Total Corporate Bonds & Notes (Cost $1,248,072)					1,225,461

CONVERTIBLE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Nexi SpA
0.000% due 02/24/2028 (f)	EUR		2,900		3,120

Total Convertible Bonds & Notes (Cost $3,152)					3,120

U.S. GOVERNMENT AGENCIES 10.2%
Federal Home Loan Mortgage Corp.
4.000% due 06/01/2049			$257		244
Federal Home Loan Mortgage Corp. REMICS
4.207% due 09/15/2030 •			1		1
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
4.944% due 10/25/2044 - 02/25/2045 •			20		19
5.144% due 07/25/2044 •			28		27
6.500% due 07/25/2043			3		3
Federal National Mortgage Association
3.000% due 02/01/2047			462		413
3.500% due 11/01/2045 - 10/01/2048			4,693		4,319
4.000% due 07/01/2048 - 04/01/2049			740		703
5.000% due 11/01/2035			11		11
Federal National Mortgage Association REMICS
0.908% due 09/25/2040 •(a)			216		4
2.058% due 09/25/2037 •(a)			262		19
6.850% due 12/18/2027			1		1
Federal National Mortgage Association REMICS Trust
6.500% due 06/25/2028			1		1
Government National Mortgage Association
5.125% due 11/20/2026 - 11/20/2027 •			1		1
6.112% due 09/16/2042 ~			55		55
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2056 - 08/01/2056			61,600		57,544
4.500% due 07/01/2056 - 09/01/2056			102,775		98,349
5.000% due 07/01/2056 - 08/01/2056			66,200		65,041
5.500% due 08/01/2056			16,175		16,205
6.000% due 08/01/2056 - 09/01/2056			68,460		69,740

Total U.S. Government Agencies (Cost $312,058)					312,700

U.S. TREASURY OBLIGATIONS 4.3%
U.S. Treasury Bonds
1.875% due 02/15/2041			57,400		39,845
2.875% due 05/15/2043 (m)			12,532		9,622
3.125% due 02/15/2043 (m)(o)			18,631		14,901
3.750% due 11/15/2043 (o)			1,500		1,297
3.875% due 02/15/2043			28,000		24,819
4.625% due 05/15/2044 (m)(o)			21,700		20,970
4.750% due 11/15/2043 (m)(o)			5,000		4,919
4.750% due 02/15/2045 (m)(o)			13,200		12,916
U.S. Treasury Notes
4.125% due 02/15/2036			2,350		2,293

Total U.S. Treasury Obligations (Cost $160,635)					131,582
NON-AGENCY MORTGAGE-BACKED SECURITIES 7.0%
Adjustable Rate Mortgage Trust
4.064% due 01/25/2036 ~			13		12
American Home Mortgage Assets Trust
3.953% due 05/25/2046 •			89		80
3.973% due 10/25/2046 •			364		181
4.444% due 02/25/2047 •			19,190		6,400
American Home Mortgage Investment Trust
5.895% due 12/25/2035 •			480		139
6.500% due 03/25/2047 þ			1,578		909
BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042			5,310		4,367
Banc of America Funding Trust
2.371% due 03/20/2036 ~			10		10
4.970% due 09/20/2035 ~			16		13
5.500% due 01/25/2036			9		9
6.000% due 07/25/2037			184		158
6.000% due 08/25/2037			51		41
Banc of America Mortgage Trust
4.288% due 02/25/2036 ~			4		4

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
4.779% due 06/25/2035 ~		29		26
4.891% due 11/20/2046 ~		282		249
6.000% due 10/25/2036		42		37
Bank5
5.270% due 12/15/2058		14,000		14,215
BBCMS Mortgage Trust
4.314% due 12/15/2051		600		591
Bear Stearns ALT-A Trust
3.940% due 03/25/2036 ~		112		93
3.985% due 08/25/2036 ~		227		149
4.103% due 08/25/2036 •		337		312
4.112% due 11/25/2036 ~		92		39
4.231% due 11/25/2036 ~		81		43
4.394% due 11/25/2036 ~		1,850		918
4.642% due 09/25/2035 ~		261		134
5.044% due 05/25/2035 ~		423		409
Bear Stearns ARM Trust
4.329% due 02/25/2036 ~		132		122
4.627% due 01/25/2035 ~		171		167
4.809% due 08/25/2035 ~		150		141
4.974% due 01/25/2035 ~		3		3
5.698% due 01/25/2034 ~		1		1
6.156% due 01/25/2034 ~		3		2
Benchmark Mortgage Trust
4.077% due 07/15/2051		3,914		3,906
5.738% due 12/15/2057		4,900		5,023
BMO Mortgage Trust
5.857% due 02/15/2057		6,000		6,158
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		5,101		4,546
3.250% due 09/25/2063 ~		4,878		4,337
Chase Mortgage Finance Trust
5.500% due 11/25/2035		206		142
5.500% due 07/25/2037		925		0
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.013% due 01/25/2036 •		38		37
CHL Mortgage Pass-Through Trust
4.223% due 05/25/2035 •		42		38
5.500% due 01/25/2035		132		134
5.500% due 09/25/2035		47		46
5.500% due 12/25/2035		154		78
6.000% due 05/25/2036		128		55
6.000% due 01/25/2037		2,679		1,185
6.116% due 02/25/2034 ~		16		16
6.116% due 07/20/2034 ~		29		29
CHL Reperforming Loan REMICS Trust
4.103% due 06/25/2035 •		18		17
Citigroup Mortgage Loan Trust, Inc.
4.133% due 05/25/2035 ~		56		54
4.303% due 04/25/2037 ~		90		80
4.445% due 09/25/2037 ~		143		137
5.329% due 08/25/2035 ~		8		7
5.900% due 10/25/2035 •		62		61
6.028% due 03/25/2034 ~		5		5
6.190% due 05/25/2035 •		2		2
6.480% due 10/25/2035 •		45		46
6.625% due 09/25/2037 ~		13		13
CitiMortgage Alternative Loan Trust
6.000% due 06/25/2037		345		310
COMM Mortgage Trust
4.228% due 05/10/2051		1,000		981
Countrywide Alternative Loan Trust
3.949% due 12/20/2046 •		568		514
4.003% due 06/25/2036 •		1,175		1,142
4.123% due 04/25/2046 •		3,842		3,717
4.163% due 02/25/2036 •		2,896		2,549
4.174% due 07/20/2046 •		202		177
4.314% due 09/20/2046 •		371		339
4.418% due 11/20/2035 •		1,535		1,463
4.437% due 02/25/2037 ~		296		266
4.603% due 10/25/2035 ~		6		5
4.744% due 12/25/2035 •		108		95
5.500% due 03/25/2035		2,636		2,312
5.500% due 11/25/2035		466		247
5.500% due 12/25/2035		304		176
5.500% due 01/25/2036		95		51
5.750% due 02/25/2035		242		156
5.750% due 03/25/2037 •		78		38
6.000% due 10/25/2036		2,829		1,243
6.000% due 02/25/2037		2,403		786
6.250% due 11/25/2036		580		417
6.250% due 12/25/2036 •		437		169
6.250% due 08/25/2037		2,671		1,162
Credit Suisse First Boston Mortgage Securities Corp.
5.149% due 06/25/2033 ~		31		31
6.000% due 01/25/2036		382		248

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$		$
Cross Mortgage Trust
5.181% due 07/25/2070 ~				3,325		3,310
5.268% due 05/25/2071 ~				6,300		6,278
CSAB Mortgage-Backed Trust
6.672% due 06/25/2036 þ				190		46
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.263% due 02/25/2035 •				579		551
5.500% due 12/25/2035				144		124
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust
6.800% due 07/25/2036 þ				60		53
EMF-NL Prime BV
3.040% due 04/17/2041 •		EUR		38		43
Eurosail PLC
2.801% due 09/10/2044 •				2,817		3,213
Eurosail-U.K. PLC
4.566% due 09/13/2045 •		GBP		1,750		2,298
4.816% due 06/13/2045 •				682		905
First Horizon Asset Securities, Inc.
5.159% due 02/25/2036 ~	$			14		13
First Horizon Mortgage Pass-Through Trust
5.750% due 05/25/2037				389		112
GMACM Mortgage Loan Trust
3.704% due 04/19/2036 ~				24		20
3.707% due 11/19/2035 ~				15		14
GreenPoint Mortgage Funding Trust
4.303% due 11/25/2045 •				15		14
GreenPoint Mortgage Pass-Through Certificates
6.427% due 10/25/2033 ~				21		21
GS Mortgage-Backed Securities Trust
5.648% due 06/25/2065 þ				9,577		9,588
GSR Mortgage Loan Trust
4.027% due 05/25/2035 ~				102		75
4.343% due 08/25/2046 •				10,636		2,183
4.479% due 01/25/2036 ~				24		22
4.596% due 11/25/2035 ~				60		58
4.601% due 06/25/2034 ~				7		6
4.958% due 11/25/2035 ~				54		23
6.000% due 02/25/2036				942		366
6.000% due 03/25/2037				151		69
6.000% due 05/25/2037				37		26
6.274% due 05/25/2034 ~				26		26
HarborView Mortgage Loan Trust
4.134% due 09/19/2037 •				204		181
4.134% due 01/19/2038 •				290		262
4.164% due 12/19/2036 •				1,815		1,645
4.299% due 06/19/2036 ~				95		42
HomeBanc Mortgage Trust
4.283% due 01/25/2036 •				33		32
IndyMac INDX Mortgage Loan Trust
3.272% due 07/25/2037 ~				86		53
3.738% due 08/25/2036 ~				43		26
3.864% due 06/25/2036 ~				147		132
4.243% due 07/25/2035 •				17		17
4.303% due 06/25/2037 •				51		66
JP Morgan Alternative Loan Trust
4.043% due 03/25/2037 •				333		295
JP Morgan Mortgage Trust
3.927% due 07/27/2037 ~				341		319
4.599% due 06/25/2037 ~				520		384
4.690% due 06/25/2036 ~				31		20
4.828% due 04/25/2066 ~				8,206		8,236
4.878% due 11/25/2054 •				1,630		1,629
5.088% due 08/25/2035 ~				85		71
5.285% due 07/25/2035 ~				7		7
5.287% due 04/25/2036 ~				86		77
5.443% due 04/25/2035 ~				71		71
5.750% due 01/25/2036				187		81
Lehman XS Trust
4.123% due 07/25/2037 •				222		212
MASTR Adjustable Rate Mortgages Trust
3.154% due 11/25/2033 ~				9		8
4.243% due 05/25/2037 •				78		31
4.443% due 05/25/2047 •				837		703
MASTR Alternative Loan Trust
4.163% due 03/25/2036 •				497		40
5.000% due 12/26/2049				383		339
Merrill Lynch Alternative Note Asset Trust
4.083% due 01/25/2037 •				5,324		1,556
4.288% due 06/25/2037 ~				70		28
Merrill Lynch Mortgage Investors Trust
4.155% due 05/25/2034 ~				70		63
4.183% due 02/25/2036 •				243		242
5.264% due 11/25/2035 •				24		24
MFA Trust
1.381% due 04/25/2065 ~				619		610
6.775% due 10/25/2058 þ				1,877		1,880

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~			1,032		1,018
Morgan Stanley Mortgage Loan Trust
3.128% due 11/25/2037 ~			490		336
6.000% due 10/25/2037			3,869		1,948
Morgan Stanley Residential Mortgage Loan Trust
5.044% due 07/25/2069 ~			2,677		2,671
MortgageIT Securities Corp. Mortgage Loan Trust
4.263% due 09/25/2037 •			2,708		2,074
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~			1,792		1,733
Nomura Asset Acceptance Corp. Alternative Loan Trust
6.320% due 03/25/2047 þ			54		51
OBX Trust
6.844% due 04/25/2063 þ			1,277		1,282
Prime Property Fund LLC
4.920% due 03/15/2031 «(j)			1,300		1,270
Project Cashmere
4.543% due 12/30/2057 «(b)	AUD		57,000		39,335
RALI Trust
3.963% due 05/25/2037 •			$175		168
4.143% due 07/25/2036 •			66		63
4.163% due 12/25/2046 •			101		92
4.223% due 05/25/2037 •			30		26
4.670% due 02/25/2035 ~			44		40
5.787% due 02/25/2036 ~			72		62
6.000% due 06/25/2036			39		32
6.000% due 05/25/2037			35		30
6.500% due 07/25/2036			142		117
RBSGC Structured Trust
5.500% due 11/25/2035 ~			731		604
RBSSP Resecuritization Trust
6.500% due 10/26/2036 ~			665		569
Residential Asset Securitization Trust
4.163% due 01/25/2046 •			717		189
6.000% due 02/25/2036			321		116
6.250% due 09/25/2037			1,863		617
RFMSI Trust
5.383% due 02/25/2036 ~			131		124
5.392% due 09/25/2035 ~			112		70
6.000% due 10/25/2036			158		129
Structured Adjustable Rate Mortgage Loan Trust
3.851% due 01/25/2035 ~			35		35
4.163% due 04/25/2047 •			196		165
4.236% due 09/25/2036 ~			546		361
4.363% due 10/25/2034 •			1,681		1,550
4.654% due 09/25/2035 ~			276		247
4.720% due 03/25/2036 ~			25		20
Structured Asset Mortgage Investments II Trust
4.203% due 05/25/2036 •			475		399
4.283% due 05/25/2046 •			26		16
Structured Asset Mortgage Investments Trust
4.414% due 09/19/2032 •			1		1
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.032% due 06/25/2033 ~			10		10
Tib Finance PLC
6.553% due 11/15/2034 «(j)			2,600		2,642
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~			5,932		5,684
4.763% due 10/25/2048 •			2,948		2,954
4.763% due 05/25/2058 •			175		178
Verus Securitization Trust
4.675% due 10/25/2067 þ			5,838		5,799
6.665% due 09/25/2068 þ			3,022		3,025
7.070% due 10/25/2068 þ			3,529		3,540
Wachovia Mortgage Loan Trust LLC
3.804% due 08/20/2035 ~			24		22
6.516% due 10/20/2035 ~			1		1
WaMu Mortgage Pass-Through Certificates Trust
3.748% due 12/25/2046 •			92		83
3.976% due 02/25/2037 ~			1,062		963
3.978% due 02/27/2034 •			5		5
4.034% due 12/25/2036 ~			136		126
4.283% due 11/25/2045 •			322		306
4.303% due 12/25/2045 •			257		239
4.403% due 08/25/2045 •			143		137
4.435% due 09/25/2036 ~			119		106
4.444% due 02/25/2047 •			228		215
4.494% due 06/25/2047 •			24		23
4.624% due 10/25/2046 •			420		380
4.744% due 08/25/2046 •			594		563
4.792% due 07/25/2046 •			357		330
5.144% due 06/25/2042 •			1		1
5.144% due 08/25/2042 •			1		1
5.244% due 10/25/2046 •			69		66
5.270% due 09/25/2033 ~			784		773

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
3.808% due 09/25/2036 þ			14,964	3,797
4.243% due 01/25/2047 •			270	253
4.584% due 05/25/2047 •			1	5
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053			900	838
Wells Fargo Mortgage-Backed Securities Trust
5.876% due 11/25/2037 ~			102	94
6.110% due 04/25/2036 ~			7	7
6.123% due 09/25/2033 ~			6	6

Total Non-Agency Mortgage-Backed Securities (Cost $234,059)				214,291
ASSET-BACKED SECURITIES 13.8%
AUTOMOBILE ABS OTHER 2.3%
CPS Auto Receivables Trust
4.430% due 09/16/2030			2,990	2,974
4.710% due 12/17/2029			1,800	1,801
4.910% due 10/15/2031			7,200	7,198
Exeter Automobile Receivables Trust
4.660% due 01/15/2031			1,000	997
5.160% due 07/15/2031			7,665	7,714
GLS Auto Receivables Issuer Trust
4.570% due 01/15/2030			11,700	11,699
5.490% due 07/17/2028			235	235
GLS Auto Select Receivables Trust
6.670% due 12/17/2029			1,600	1,625
Santander Drive Auto Receivables Trust
4.680% due 09/15/2031			5,700	5,684
4.870% due 05/15/2031			1,000	1,005
5.060% due 05/15/2031			6,800	6,836
5.450% due 03/15/2030			2,405	2,419
6.400% due 03/17/2031			2,313	2,366
6.430% due 02/18/2031			5,400	5,522
Westlake Automobile Receivables Trust
4.173% due 06/15/2029 •			12,600	12,607

				70,682

AUTOMOBILE SEQUENTIAL 1.3%
CarMax Select Receivables Trust
4.030% due 12/17/2029			1,700	1,696
CPS Auto Receivables Trust
4.190% due 12/17/2029			798	796
4.350% due 02/15/2030			3,057	3,056
Ford Auto Securitization Trust II Asset-Backed Notes
2.933% due 05/15/2028	CAD		1,705	1,203
GLS Auto Receivables Issuer Trust
3.970% due 11/15/2029			$3,150	3,133
Santander Drive Auto Receivables Trust
3.930% due 07/15/2030			8,400	8,326
Tesla Lease Electric Vehicle Securitization LLC
4.140% due 06/20/2028			3,134	3,129
Upgrade Auto Receivables Trust
4.540% due 05/15/2029			986	986
4.590% due 10/15/2031			2,200	2,169
4.600% due 01/15/2031			7,550	7,520
Westlake Automobile Receivables Trust
4.350% due 04/15/2030			5,900	5,892
				37,906
CMBS OTHER 0.2%
ACREC LLC
5.087% due 01/18/2043 •			1,900	1,901
Greystone CRE Notes LLC
5.106% due 01/15/2043 •			5,100	5,113
				7,014
HOME EQUITY OTHER 4.5%
Aames Mortgage Investment Trust
5.068% due 06/25/2035 •			4,476	4,105
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.402% due 04/25/2034 •			618	611
Argent Securities Trust
4.303% due 05/25/2036 •			530	125
Bear Stearns Asset-Backed Securities I Trust
4.813% due 08/25/2037 •			187	170
5.013% due 08/25/2037 •			4	4
5.563% due 07/25/2035 •			5,798	5,805
Bear Stearns Asset-Backed Securities Trust
4.813% due 01/25/2037 •			6,040	6,373

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Carrington Mortgage Loan Trust
4.243% due 06/25/2036 •		1,230		1,204
4.558% due 09/25/2035 •		341		344
4.588% due 02/25/2035 •		789		792
Citigroup Mortgage Loan Trust, Inc.
4.263% due 08/25/2036 •		712		706
Countrywide Asset-Backed Certificates
4.463% due 11/25/2036 •		668		580
Countrywide Asset-Backed Certificates Trust
4.023% due 11/25/2037 •		2,838		2,671
4.053% due 11/25/2037 •		4,089		3,901
4.124% due 02/25/2036 ~		7,250		6,773
4.203% due 09/25/2037 •		41		45
4.210% due 10/25/2046 ~		51		53
4.223% due 05/25/2037 •		1,342		1,300
4.343% due 06/25/2037 •		1,954		1,919
Ellington Financial Mortgage Trust
5.602% due 06/25/2061 þ		1,900		1,907
Fieldstone Mortgage Investment Trust
4.019% due 11/25/2036 •		1,621		1,075
First NLC Trust
3.903% due 08/25/2037 •		121		60
4.043% due 08/25/2037 •		81		40
GSAA Home Equity Trust
4.103% due 09/25/2036 •		880		184
4.243% due 11/25/2036 •		10,400		3,193
4.363% due 03/25/2037 •		162		64
4.363% due 05/25/2047 •		88		55
GSAMP Trust
4.263% due 05/25/2046 •		1,869		1,806
Home Equity Asset Trust
4.323% due 08/25/2036 •		1,345		1,338
Home Equity Mortgage Loan Asset-Backed Trust
3.903% due 11/25/2036 •		3,684		3,405
3.953% due 04/25/2037 •		2,835		1,922
4.003% due 11/25/2036 •		1,600		1,335
4.423% due 03/25/2036 •		5,367		4,979
JP Morgan Mortgage Acquisition Corp.
4.273% due 02/25/2036 •		1,733		1,716
4.693% due 12/25/2035 •		884		875
JP Morgan Mortgage Acquisition Trust
4.063% due 07/25/2036 •		822		386
JP Morgan Mortgage Trust
4.894% due 04/25/2066 ~		4,559		4,508
Long Beach Mortgage Loan Trust
4.513% due 02/25/2034 •		577		574
MASTR Asset-Backed Securities Trust
4.083% due 11/25/2036 •		16,471		9,619
4.588% due 10/25/2034 •		152		151
MASTR Specialized Loan Trust
4.888% due 11/25/2035 •		1,761		1,674
Merrill Lynch First Franklin Mortgage Loan Trust
4.083% due 07/25/2037 •		7,170		7,205
Merrill Lynch Mortgage Investors Trust
3.903% due 04/25/2047 •		868		325
4.283% due 03/25/2037 •		622		588
4.403% due 03/25/2037 •		325		307
Morgan Stanley ABS Capital I, Inc. Trust
3.853% due 01/25/2037 •		431		197
3.903% due 10/25/2036 •		1,591		689
3.963% due 09/25/2036 •		1,382		464
3.983% due 10/25/2036 •		964		417
4.558% due 03/25/2034 •		288		308
Morgan Stanley Home Equity Loan Trust
4.113% due 04/25/2037 •		134		68
Morgan Stanley Mortgage Loan Trust
6.000% due 04/25/2037 ~		10,290		3,402
6.226% due 10/25/2036 þ		171		45
Nationstar Home Equity Loan Trust
4.213% due 03/25/2037 •		3,000		2,754
New Century Home Equity Loan Trust
4.648% due 05/25/2034 •		2,484		2,617
NovaStar Mortgage Funding Trust
4.513% due 06/25/2034 •		3,769		3,702
Option One Mortgage Loan Trust
3.903% due 03/25/2037 •		173		157
4.203% due 01/25/2037 •		298		173
4.263% due 07/25/2036 •		1,152		684
Renaissance Home Equity Loan Trust
4.703% due 05/25/2034 •		1,008		916
5.612% due 04/25/2037 þ		927		221
Residential Asset Mortgage Products Trust
4.203% due 12/25/2036 •		63		63
Residential Asset Securities Corporation Trust
4.858% due 03/25/2035 •		886		888

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Saxon Asset Securities Trust
4.063% due 05/25/2047 •			9,968	7,196
4.163% due 09/25/2047 •			4,140	3,910
Securitized Asset-Backed Receivables LLC Trust
3.883% due 12/25/2036 •			217	44
4.023% due 01/25/2037 •			3,913	3,749
4.723% due 10/25/2035 •			3,151	2,395
SG Mortgage Securities Trust
4.183% due 10/25/2036 •			2,000	1,650
Soundview Home Loan Trust
3.913% due 06/25/2037 •			2,045	1,420
4.283% due 02/25/2037 •			1,205	323
Structured Asset Investment Loan Trust
4.563% due 07/25/2034 •			2,689	2,743
4.663% due 04/25/2035 •			11,000	10,478
Structured Asset Securities Corp. Mortgage Loan Trust
4.393% due 11/25/2037 •			463	454

				138,899

HOME EQUITY SEQUENTIAL 0.1%
ABFC Trust
4.083% due 01/25/2037 •			448	249
4.203% due 01/25/2037 •			1,917	1,064
Morgan Stanley Mortgage Loan Trust
4.483% due 04/25/2037 •			192	51

				1,364

WHOLE LOAN COLLATERAL 0.4%
Bear Stearns Asset-Backed Securities Trust
4.563% due 09/25/2046 •			1,076	1,015
Citigroup Mortgage Loan Trust, Inc.
4.153% due 06/25/2037 •			118	119
7.250% due 05/25/2036 þ			118	57
First Franklin Mortgage Loan Trust
4.243% due 10/25/2036 •			695	448
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
4.523% due 12/25/2035 •			246	244
Pretium Mortgage Credit Partners LLC
5.693% due 05/25/2056 þ			989	989
Securitized Asset-Backed Receivables LLC Trust
4.183% due 11/25/2036 •			22,273	5,703
4.343% due 12/25/2035 •			171	167
Specialty Underwriting & Residential Finance Trust
4.303% due 04/25/2037 •			4,366	3,230
4.363% due 12/25/2036 •			117	114

				12,086

OTHER ABS 5.0%
AMMC CLO 27 Ltd.
4.755% due 01/20/2037 •			1,100	1,100
Anchorage Capital CLO 20 Ltd.
4.775% due 01/20/2035 •			1,000	1,001
Anchorage Credit Funding 19 Ltd.
5.036% due 10/25/2040			1,800	1,782
5.336% due 10/25/2040			1,400	1,377
ARES LXII CLO Ltd.
4.737% due 01/25/2034 •			1,300	1,301
5.067% due 01/25/2034 •			3,100	3,103
BHG Securitization Trust
5.170% due 09/17/2036			7,090	7,078
CarVal CLO I Ltd.
4.910% due 07/16/2031 •			451	451
College Avenue Student Loans LLC
5.278% due 06/25/2054 •			2,884	2,903
6.500% due 06/25/2054			3,498	3,598
7.330% due 06/25/2054			1,753	1,804
7.580% due 06/25/2054			1,538	1,587
8.210% due 06/25/2054			397	413
10.120% due 06/25/2054			394	413
Crown City CLO III
0.000% due 07/20/2034 «~(b)			1,200	1,200
Cumulus Static CLO DAC
3.483% due 11/15/2033 •	EUR		2,349	2,686
Elevation CLO Ltd.
4.955% due 01/25/2035 •			$1,900	1,901
IFC Emerging Markets Securitization LLC
4.835% due 07/29/2036 •			5,000	5,001
IFC Emerging Markets Securitization Ltd.
4.969% due 12/31/2035 •			2,497	2,500
Madison Park Funding LXIX Ltd.
4.837% due 07/25/2037 •			2,500	2,502

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Madison Park Funding XLVI Ltd.
4.673% due 10/15/2034 •			3,300		3,300
Navient Student Loan Trust
5.293% due 03/15/2072 •(h)			478		481
7.230% due 03/15/2072			500		535
Nelnet Student Loan Trust
4.610% due 02/21/2061			7,221		7,097
4.650% due 08/20/2054			4,824		4,748
4.670% due 06/22/2065			5,781		5,664
4.840% due 05/17/2055			1,899		1,886
4.909% due 02/21/2061 •			1,986		1,989
4.943% due 05/17/2055 •			2,394		2,404
Neuberger Berman Loan Advisers Lasalle Street Lending CLO I Ltd.
4.917% due 10/25/2036 •			2,300		2,302
Oportun Funding Trust
5.240% due 08/16/2032			553		554
5.780% due 08/16/2032			500		501
Pagaya AI Debt Grantor Trust
0.000% due 04/15/2032 «~			700		225
4.883% due 04/15/2033			9,999		9,947
5.329% due 10/15/2032			2,300		2,296
5.440% due 03/15/2033			4,500		4,497
5.639% due 10/15/2032			1,955		1,956
5.823% due 04/15/2032 «			441		441
6.261% due 04/15/2032 «			470		469
10.273% due 04/15/2032 «			580		562
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust
6.093% due 11/15/2031			89		89
Palmer Square Loan Funding Ltd.
4.660% due 01/15/2034 •			900		900
Reach ABS Trust
4.320% due 02/15/2033			502		502
4.340% due 02/15/2035			2,610		2,608
4.370% due 02/15/2033			4,300		4,274
4.810% due 02/15/2035			2,200		2,199
5.350% due 02/15/2035			1,900		1,899
Silver Rock CLO II Ltd.
4.715% due 01/20/2035 •			1,300		1,301
Sixth Street CLO VIII Ltd.
4.825% due 10/20/2034 •			12,000		12,014
Slam Ltd.
5.547% due 07/15/2051			5,976		5,973
SMB Private Education Loan Trust
5.243% due 09/15/2053 •			4,291		4,348
6.150% due 09/15/2053			2,643		2,736
6.930% due 09/15/2053			1,807		1,871
7.540% due 09/15/2053			408		422
8.870% due 09/15/2053			842		846
Start II Ltd.
4.089% due 03/15/2044			141		141
Switch ABS Issuer LLC
5.121% due 10/25/2055			7,100		6,999
UPG HI Issuer Trust
5.000% due 09/25/2047			5,682		5,657
Voya CLO Ltd.
4.735% due 04/20/2034 •			3,300		3,302

				153,636

Total Asset-Backed Securities (Cost $433,810)					421,587

SOVEREIGN ISSUES 21.9%
Abu Dhabi Government International Bonds
2.700% due 09/02/2070			4,900		2,594
3.875% due 04/16/2050			11,900		9,188
4.625% due 04/20/2033			11,900		11,861
Angola Government International Bonds
9.125% due 11/26/2049			1,575		1,479
9.244% due 01/15/2031			2,500		2,591
9.375% due 03/31/2033			2,200		2,254
Argentina Republic Government International Bonds
0.750% due 07/09/2030 þ			9,106		8,077
3.500% due 07/09/2041 þ			26,580		19,935
4.125% due 07/09/2035 þ			2,441		1,959
Avenir Issuer IV Ireland DAC
6.000% due 10/25/2027			2,902		2,870
Bahrain Government International Bonds
7.125% due 06/10/2036			6,500		6,435
Baiterek National Investment Holding JSC
16.950% due 04/02/2029	KZT		700,000		1,488
16.950% due 04/02/2031			600,000		1,292
Bank Gospodarstwa Krajowego
5.750% due 07/09/2034			$2,725		2,834
Benin Sukuk SA
6.200% due 01/29/2033			4,700		4,566

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Brazil Government International Bonds
4.000% due 04/23/2030	EUR		16,200		18,577
4.875% due 04/23/2033			1,000		1,148
7.250% due 01/12/2056			$4,864		4,897
Chile Government International Bonds
3.100% due 05/07/2041			3,900		2,994
3.750% due 01/14/2032	EUR		3,100		3,588
Colombia Government International Bonds
5.000% due 09/19/2032			2,000		2,272
5.750% due 11/26/2034			1,800		2,095
6.500% due 01/21/2033			$3,900		3,966
6.500% due 11/26/2038	EUR		700		842
7.500% due 02/02/2034 (k)			$4,100		4,387
Colombia TES
11.750% due 01/24/2035	COP		20,137,000		5,787
13.250% due 02/09/2033			118,027,100		36,438
Congolese International Bonds
9.500% due 05/26/2036			$3,900		3,772
Costa Rica Government International Bonds
5.500% due 11/21/2030	EUR		3,500		4,208
6.001% due 01/16/2036			3,000		3,629
7.300% due 11/13/2054			$1,700		1,923
Development Bank of Kazakhstan JSC
18.400% due 10/16/2028	KZT		826,000		1,799
Dominican Republic International Bonds
4.875% due 09/23/2032			$3,550		3,379
5.750% due 03/17/2034			2,600		2,568
5.875% due 01/30/2060			3,100		2,745
6.500% due 02/15/2048			1,250		1,243
6.850% due 01/27/2045			4,225		4,346
6.950% due 03/15/2037			2,000		2,124
DRC International Bonds
8.750% due 04/16/2032			4,200		4,353
Eagle Funding Luxco SARL
5.500% due 08/17/2030			4,750		4,775
5.500% due 08/17/2030			9,000		9,048
Ecuador Government International Bonds
0.000% due 07/31/2030 (f)			527		456
5.000% due 07/31/2040 þ			2,778		2,337
6.900% due 07/31/2035 þ			6,927		6,374
8.750% due 01/29/2034			1,300		1,317
9.250% due 01/29/2039			1,900		1,951
Egypt Government Bonds
21.954% due 03/04/2028	EGP		384,300		7,592
Egypt Government International Bonds
6.375% due 04/11/2031	EUR		11,825		13,783
7.500% due 02/16/2061			$3,600		3,118
8.750% due 09/30/2051			1,900		1,884
El Salvador Government International Bonds
9.250% due 04/17/2030			1,525		1,647
9.650% due 11/21/2054			2,750		3,160
European Union
3.000% due 12/04/2034	EUR		34,300		38,911
Gabon Government International Bonds
9.500% due 02/18/2029			$3,200		3,061
Ghana Government International Bonds
0.000% due 07/03/2026 (f)			100		100
0.000% due 01/03/2030 (f)			525		472
5.000% due 07/03/2029 þ			4,830		4,780
5.000% due 07/03/2035 þ			4,343		4,032
Guatemala Government Bonds
3.700% due 10/07/2033			2,100		1,875
4.900% due 06/01/2030			1,400		1,387
6.125% due 06/01/2050			1,400		1,409
Hungary Government International Bonds
3.125% due 09/21/2051			1,125		721
5.375% due 09/26/2030			2,200		2,235
5.375% due 09/12/2033	EUR		7,150		8,980
Indonesia Government International Bonds
4.100% due 03/04/2034			3,800		4,267
Ivory Coast Government International Bonds
4.875% due 01/30/2032 (h)			4,600		5,200
5.250% due 03/22/2030			3,300		3,823
5.875% due 10/17/2031			2,000		2,356
8.250% due 01/30/2037			$900		996
Japan Government Thirty Year Bonds
3.200% due 09/20/2055	JPY		140,000		756
Kuwait International Government Bonds
4.804% due 04/20/2033			$10,400		10,382
Lebanon Government International Bonds
6.850% due 03/23/2027 ^(c)			3,925		982
Mexico Government International Bonds
3.771% due 05/24/2061			29,126		17,534
4.750% due 04/27/2032			1,600		1,536
5.125% due 03/19/2038	EUR		2,600		2,959
5.625% due 02/09/2034			$8,025		7,907

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
5.750% due 10/12/2110			2,000		1,638
6.625% due 01/29/2038			5,800		5,951
Nigeria Government International Bonds
7.143% due 02/23/2030			3,000		3,058
7.375% due 09/28/2033			1,600		1,616
7.875% due 02/16/2032			3,000		3,134
8.631% due 01/13/2036			2,700		2,934
9.130% due 01/13/2046			2,100		2,330
Oman Government International Bonds
6.000% due 08/01/2029			800		826
6.750% due 01/17/2048			4,980		5,473
Pakistan Government International Bonds
6.975% due 04/24/2029			3,200		3,211
7.375% due 04/08/2031			2,200		2,220
Panama Government International Bonds
6.400% due 02/14/2035			4,900		5,187
Paraguay Government International Bonds
5.600% due 03/13/2048			1,500		1,433
6.000% due 02/09/2036			2,000		2,096
8.500% due 04/04/2038	PYG		13,013,000		2,061
Peru Government International Bonds
5.400% due 08/12/2034	PEN		2,700		772
6.150% due 08/12/2032			14,800		4,689
6.900% due 08/12/2037			5,700		1,709
8.750% due 11/21/2033			$2,715		3,320
Provincia de Buenos Aires/Government Bonds
6.625% due 09/01/2037 þ			6,226		5,163
Qatar Government International Bonds
4.800% due 04/08/2033			5,600		5,630
Republic of Angola Via Avenir Issuer IV Ireland DAC
10.750% due 02/05/2029			2,349		2,413
Republic of Cameroon International Bonds
5.950% due 07/07/2032	EUR		2,300		2,350
9.500% due 07/31/2031			$2,000		2,021
Republic of Kenya Government International Bonds
7.875% due 10/09/2033			1,900		1,918
8.000% due 05/22/2032			688		707
8.800% due 10/09/2038			500		504
9.500% due 03/05/2036			2,700		2,874
9.750% due 02/16/2031			2,100		2,288
Republic of Poland Government International Bonds
5.375% due 04/14/2036			2,900		2,928
5.500% due 03/18/2054			4,700		4,454
Republic of South Africa Government Bonds
7.000% due 02/28/2031	ZAR		4,100		242
8.000% due 01/31/2030			39,700		2,444
8.500% due 01/31/2037			326,800		19,876
8.875% due 02/28/2035			257,900		16,317
9.000% due 01/31/2040			4,200		259
10.500% due 12/21/2026			3,000		186
Republic of South Africa Government International Bonds
5.650% due 09/27/2047			$3,010		2,555
5.750% due 09/30/2049			3,500		2,967
Republic of Uzbekistan International Bonds
5.375% due 05/29/2027 (h)	EUR		2,000		2,318
Romania Government International Bonds
2.000% due 04/14/2033 (k)			2,000		1,880
5.250% due 03/10/2030			1,700		2,018
5.250% due 05/30/2032			700		817
5.375% due 03/22/2031			2,650		3,139
5.375% due 06/07/2033			5,400		6,234
5.625% due 05/30/2037			400		451
Saudi Government International Bonds
3.375% due 03/05/2032			3,825		4,316
3.450% due 02/02/2061			$2,000		1,270
3.750% due 01/21/2055			3,100		2,166
4.125% due 01/12/2029			6,900		6,802
4.500% due 10/26/2046			26,100		21,728
5.375% due 01/13/2031			7,300		7,455
Senegal Government International Bonds
5.375% due 06/08/2037	EUR		2,600		1,585
6.250% due 05/23/2033			$1,700		909
6.250% due 05/23/2033 (k)			800		428
7.750% due 06/10/2031 (k)			5,000		2,699
Serbia International Bonds
1.500% due 06/26/2029	EUR		6,500		6,921
1.650% due 03/03/2033			2,500		2,419
2.050% due 09/23/2036			900		817
Sri Lanka Government International Bonds
3.100% due 01/15/2030 þ			$950		971
3.350% due 03/15/2033 þ			1,863		1,795
3.600% due 06/15/2035 þ			1,258		1,053
3.600% due 05/15/2036 þ			873		879
3.600% due 02/15/2038 þ			972		984
4.000% due 04/15/2028			628		608

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

		$		$
Turkiye Government Bonds
36.000% due 08/12/2026	TRY		122,000		2,611
40.305% (BISTREFI + 0.000%) due 09/06/2028 ~			114,600		2,470
Turkiye Government International Bonds
4.875% due 04/16/2043			$8,550		6,506
5.125% due 02/17/2028			9,600		9,523
6.000% due 01/14/2041			3,500		3,104
6.125% due 10/24/2028			10,900		11,011
7.625% due 04/26/2029			5,100		5,332
7.625% due 05/15/2034			6,200		6,526
Ukraine Government International Bonds
4.500% due 02/01/2029 þ			7,581		6,399
4.500% due 02/01/2034 þ			7,095		5,002
4.500% due 02/01/2035 þ			188		131
Venezuela Government International Bonds
7.000% due 03/31/2038 ^(c)			12,900		5,676
7.650% due 04/21/2035 ^(c)			900		405
9.250% due 09/15/2027 ^(c)			3,125		1,543
9.250% due 05/07/2028 ^(c)			900		434
11.750% due 10/21/2026 ^(c)			25		14
11.950% due 08/05/2031 ^(c)			50		27
Vietnam Government International Bonds
5.500% due 03/12/2028 þ(k)			3,410		3,298

Total Sovereign Issues (Cost $654,000)					671,034

	$		$
	SHARES
COMMON STOCKS 0.1%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc. (d)		228,414	553
SES SA «(d)		72,646	1,099

			1,652

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (d)		4,701	142
FINANCIALS 0.0%
Hipotecaria Su Casita SA «(d)		157,773	0
Windstream Servcies LLC (d)		60,014	688

			688

INDUSTRIALS 0.0%
McDermott International Ltd. (d)		115	3
Spirit Aviation Holdings, Inc. (d)		17,700	0

			3

Total Common Stocks (Cost $2,799)			2,485

WARRANTS 0.0%
COMMUNICATION SERVICES 0.0%
Windstream Holdings II LLC - Exp. 08/01/2035 «		11,691	134
INDUSTRIALS 0.0%
Spirit Aviation Holdings, Inc. -Exp. 03/11/2035 «		12,787	0
Total Warrants (Cost $183)			134
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Brighthouse Holdings LLC
6.500% due 07/27/2037 þ(g)		400,000	344
Charles Schwab Corp.
4.000% due 12/01/2030 (g)		2,400,000	2,253
5.000% due 12/01/2027 (g)		4,200,000	4,163
Nationwide Building Society
10.250% due 12/31/2099 (g)		4,258	728
Windstream Holdings II LLC
11.000% «		383	427

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

	$		$
Total Preferred Securities (Cost $8,082)				7,915

SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class
3.690% (i)		126,461		127

		$		$
AMOUNT		PRINCIPAL AMOUNT (000s)
NIGERIA TREASURY BILLS 0.1%
21.561% due 07/07/2026 - 10/06/2026 (e)(f)	NGN		4,361,765		3,097

SOUTH AFRICA TREASURY BILLS 0.2%
7.359% due 08/05/2026 - 08/19/2026 (e)(f)	ZAR		84,900		5,146
Total Short-Term Instruments (Cost $8,131)					8,370

Total Investments in Securities (Cost $3,228,269)					3,159,992

	$		$
	SHARES
INVESTMENTS IN AFFILIATES 6.9%
SHORT-TERM INSTRUMENTS 6.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.9%
PIMCO Short-Term Floating NAV Portfolio III		21,838,292		212,727

Total Short-Term Instruments (Cost $212,446)				212,727

Total Investments in Affiliates (Cost $212,446)				212,727

Total Investments 110.1% (Cost $3,440,715)				$3,372,719
Financial Derivative Instruments (l)(n) 0.3%(Cost or Premiums, net $26,536)				8,652
Other Assets and Liabilities, net (10.4)%				(318,438)

Net Assets 100.0%				$3,062,933

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

*	A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security’s country of incorporation may be different from its country of economic exposure.

^	Security is in default.

«	Security valued using significant unobservable inputs (Level 3).

µ

All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding. See Note 4, Securities and Other Investments, in the Notes to Financial Statements for more information regarding unfunded loan commitments.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.

(a)	Security is an Interest Only (“IO”) or IO Strip.

(b)	When-issued security.

(c)	Security is not accruing income as of the date of this report.

(d)	Security did not produce income within the last twelve months.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Zero coupon security.

(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(h)	Contingent convertible security.

(i)	Coupon represents a 7-Day Yield.

(j)	RESTRICTED SECURITIES:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Credit Opportunities Partners LLC	6.520%	03/20/2028	02/20/2025	$2,700	$2,697	0.09%
Deloitte LLP	5.250	01/30/2030	10/30/2024	2,000	2,000	0.07
Deloitte LLP	5.410	01/30/2032	10/30/2024	2,000	1,999	0.07
Deloitte LLP	5.590	01/30/2035	10/30/2024	2,000	1,992	0.07
Deloitte LLP	5.690	01/30/2037	10/30/2024	500	497	0.02
Flora Food Management BV	7.500	10/31/2030	01/20/2026	1,875	1,824	0.06
Hardwood Funding LLC	4.840	06/07/2028	03/11/2025	2,400	2,394	0.08
Hardwood Funding LLC	4.980	06/07/2030	03/11/2025	1,500	1,493	0.05
National Football League	5.480	10/05/2028	03/14/2024	6,600	6,644	0.22
National Football League	5.580	10/05/2033	03/14/2024	5,000	4,998	0.16
Prime Property Fund LLC	4.920	03/15/2031	02/25/2026	1,300	1,270	0.04
Tib Finance PLC	6.553	11/15/2034	09/18/2024	2,600	2,642	0.09
VB DPR Finance Co.	6.833	03/15/2035	01/31/2025	4,300	4,344	0.14

				$34,775	$34,794	1.14%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date			Amount Borrowed(1)	Payable for Reverse Repurchase Agreements
BPS	1.850%	06/17/2026	TBD	(2)	EUR	(817)	$(934)
BRC	3.000	05/28/2026	TBD	(2)		$(2,512)	(2,519)
MYI	(1.250)	12/12/2025	07/08/2026			(383)	(386)
	1.850	06/17/2026	07/08/2026		EUR	(247)	(282)
	2.150	06/17/2026	07/08/2026			$(4,209)	(4,213)
	3.470	06/30/2026	07/14/2026			(2,223)	(2,223)
	3.490	04/10/2026	07/08/2026			(831)	(838)

Total Reverse Repurchase Agreements							$(11,395)

(k)	Securities with an aggregate market value of $12,009 have been pledged as collateral under the terms of master agreements as of June 30, 2026.

(1)

The average amount of borrowings outstanding during the period ended June 30, 2026 was $(0) at a weighted average interest rate of X.XXX. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

(2)	Open maturity reverse repurchase agreement.

(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

FUTURES CONTRACTS:

LONG FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
CBOT 10 Year U.S. Treasury Notes Futures	09/2026	1,132	$124,396	$951	$0	$(336)
CBOT 5 Year U.S. Treasury Notes Futures	09/2026	1,580	169,134	360	51	(173)
Eurex 10 Year Euro BUND Futures	09/2026	438	63,728	295	7	(29)
Eurex 2 Year Euro SCHATZ Futures	09/2026	1,363	165,018	127	0	(70)
Eurex 30 Year Euro BUXL Futures	09/2026	58	7,371	150	0	(17)
Eurex 5 Year Euro BOBL Futures	09/2026	1,078	142,116	693	0	(99)
Long Gilt Futures	09/2026	481	56,918	1,299	83	(287)
Montreal Exchange 10 Year Canadian Bond Futures	09/2026	249	21,263	204	0	0
SFE 10 Year Australian Bond Futures	09/2026	153	11,633	159	22	(27)
Ultra 10 Year U.S. Treasury Notes Futures	09/2026	1,276	143,510	1,839	0	(498)
Ultra U.S. Treasury Bond Futures	09/2026	790	91,763	2,049	0	(593)

				$8,126	$163	$(2,129)

SHORT FUTURES CONTRACTS

					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability
French Government Bond Futures	09/2026	139	$(19,055)	$(74)	$34	$0

Total Futures Contracts				$8,052	$197	$(2,129)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.395%		$3,700	$(38)	$82	$44	$0	$(1)
Bombardier, Inc.	5.000	Quarterly	12/20/2027	0.319		2,000	(15)	152	137	0	0
Charter Communications	5.000	Quarterly	12/20/2030	2.807		1,500	149	(20)	129	0	(6)
Discovery Global Holdings, Inc.	1.000	Quarterly	12/20/2026	0.608		200	(1)	1	0	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.508		400	21	(3)	18	0	0
Glencore Finance	5.000	Quarterly	12/20/2031	0.811	EUR	3,400	770	58	828	0	(2)
ZF Europe Finance BV	5.000	Quarterly	12/20/2029	2.258		10,200	786	255	1,041	0	(20)
ZF Europe Finance BV	5.000	Quarterly	06/20/2030	2.482		1,700	69	110	179	0	(1)

							$1,741	$635	$2,376	$0	$(30)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)

									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
CDX.EM-44 5-Year Index	1.000%	Quarterly	12/20/2030		$26,900	$(451)	$383	$(68)	$2	$0
CDX.EM-45 5-Year Index	1.000	Quarterly	06/20/2031		25,700	(1,106)	658	(448)	7	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030		1,078	83	8	91	0	(1)
CDX.HY-45 5-Year Index	5.000	Quarterly	12/20/2030		36,245	2,022	974	2,996	0	(19)
CDX.HY-46 5-Year Index	5.000	Quarterly	06/20/2031		140,308	9,099	2,406	11,505	0	(68)
CDX.IG-45 5-Year Index	1.000	Quarterly	12/20/2030		45,805	988	18	1,006	0	(5)
CDX.IG-46 5-Year Index	1.000	Quarterly	06/20/2031		214,970	4,007	766	4,773	0	(26)
CDX.iTraxx Crossover 45 5-Year Index	5.000	Quarterly	06/20/2031	EUR	10,520	884	449	1,333	24	0

						$15,526	$5,662	$21,188	$33	$(119)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

INTEREST RATE SWAPS

											Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Receive	1-Day USD-SOFR Compounded-OIS	3.750%	Annual	12/18/2029		$65,400	$(381)	$744	$363	$111	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		28,500	216	481	697	57	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		24,700	(806)	983	177	66	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/17/2032		62,500	(862)	1,480	618	217	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		64,800	4,127	(563)	3,564	290	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		28,900	1,336	274	1,610	132	0
Receive	1-Day USD-SOFR Compounded-OIS	3.551	Annual	09/17/2035		5,900	(17)	233	216	28	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/15/2036		80,300	(291)	375	84	401	0
Receive	1-Day USD-SOFR Compounded-OIS	4.221	Annual	11/15/2052		55,200	65	(72)	(7)	592	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		27,400	4,463	(49)	4,414	275	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	14,200	0	(23)	(23)	1	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		112,800	0	(179)	(179)	5	0
Pay	1-Year BRL-CDI	12.820	Maturity	01/02/2029		34,200	0	(163)	(163)	14	0
Pay	1-Year BRL-CDI	12.905	Maturity	01/02/2029		7,800	0	(37)	(37)	3	0
Pay	1-Year BRL-CDI	13.258	Maturity	01/02/2029		82,200	0	(273)	(273)	34	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		74,600	0	(332)	(332)	31	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		77,000	4	(280)	(276)	32	0
Pay	1-Year BRL-CDI	12.867	Maturity	01/02/2031		57,900	0	(363)	(363)	33	0
Pay	1-Year BRL-CDI	13.015	Maturity	01/02/2031		28,900	0	(150)	(150)	16	0
Pay	1-Year BRL-CDI	13.245	Maturity	01/02/2031		5,100	0	(19)	(19)	3	0
Pay	1-Year BRL-CDI	13.255	Maturity	01/02/2031		39,700	(9)	(140)	(149)	22	0
Pay	1-Year BRL-CDI	13.560	Maturity	01/02/2031		4,900	0	(11)	(11)	3	0
Pay	1-Year BRL-CDI	13.681	Maturity	01/02/2031		9,600	(2)	(14)	(16)	5	0
Pay	1-Year BRL-CDI	13.725	Maturity	01/02/2031		500	0	(1)	(1)	0	0
Pay	3-Month ZAR-JIBAR	6.770	Quarterly	03/10/2028	ZAR	31,800	0	(17)	(17)	0	(3)
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi- Annual	12/20/2033	AUD	86,800	627	(605)	22	0	(4)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi- Annual	03/18/2036		27,600	73	(926)	(853)	0	(4)
Pay	6-Month CZK-PRIBOR	3.365	Annual	11/28/2029	CZK	174,100	(79)	27	(52)	0	(10)
Receive	6-Month CZK-PRIBOR	3.575	Annual	07/03/2030		156,465	115	(108)	7	9	0
Pay(5)	6-Month EUR-EURIBOR	2.500	Annual	09/16/2031	EUR	14,800	13	(209)	(196)	0	(13)
Pay(5)	6-Month EUR-EURIBOR	2.750	Annual	09/16/2036		17,140	(130)	(179)	(309)	0	(23)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	09/16/2056		15,950	301	(12)	289	21	0
Pay	CAONREPO	2.500	Semi- Annual	12/17/2030	CAD	800	0	(8)	(8)	0	0
							$8,763	$(136)	$8,627	$2,401	$(57)

Total Swap Agreements							$26,030	$6,161	$32,191	$2,434	$(206)

(m)	Securities with an aggregate market value of $55,262 and cash of $19,089 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2026.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date. See Note 2, Securities Transactions and Investment Income, in the Notes to Financial Statements for further information.

(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/ (Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
AZD	07/2026	AUD	3,422	$	2,447	$78	$0
	07/2026	CNH	1,761		261	1	0
	07/2026	NZD	12,006		7,090	272	0
	07/2026	$	207	CAD	295	0	0
	07/2026		5,607	NZD	9,926	30	0
	08/2026	CAD	294	$	207	0	0
	08/2026	NZD	9,926		5,614	0	(30)
BOA	07/2026	BRL	209		40	0	0
	07/2026	GBP	861		1,150	8	0
	07/2026	KRW	167,708		110	2	0
	07/2026	NOK	4,590		464	0	0
	07/2026	SGD	20		16	0	0
	07/2026	$	40	BRL	209	0	0
	07/2026		1,466	CNH	9,913	0	(6)
	07/2026		76	JPY	12,110	0	(2)
	07/2026		1,630	NOK	15,149	0	(100)
	07/2026		160	PLN	605	1	0
	08/2026	ILS	2,334	$	785	0	0
	08/2026	$	264	INR	25,039	0	0
	08/2026	ZAR	35,423	$	2,034	0	(120)
	09/2026	COP	6,648,100		1,900	0	(11)
	09/2026	KZT	52,720		105	0	(3)
	09/2026	MXN	3,386		191	0	(1)
	09/2026	$	652	INR	61,924	0	(1)
BPS	07/2026	BRL	26,056	$	5,113	70	(5)
	07/2026	CHF	1,252		1,592	42	0
	07/2026	CNH	9,768		1,444	5	0
	07/2026	CZK	1,994		96	2	0
	07/2026	IDR	169,581,753		9,463	5	(9)
	07/2026	ILS	3,457		1,173	11	0
	07/2026	INR	312,150		3,250	0	(48)
	07/2026	KRW	745,354		489	7	0
	07/2026	NOK	1,080		110	1	0
	07/2026	THB	44,351		1,352	18	(2)
	07/2026	$	1,528	AUD	2,217	7	0
	07/2026		5,039	BRL	26,056	13	(5)
	07/2026		1,120	GBP	851	8	0
	07/2026		3,610	IDR	64,611,826	4	0
	07/2026		9,214	INR	873,754	21	(14)
	07/2026		1,287	JPY	207,562	0	(10)
	07/2026		2,241	KRW	3,438,395	0	(19)
	07/2026		84	KWD	26	0	(1)
	07/2026		3,022	TRY	143,490	35	0
	07/2026		225	TWD	7,093	0	(2)
	07/2026	ZAR	46,597	$	2,840	0	0
	08/2026	IDR	20,481,674		1,140	0	(1)
	08/2026	ILS	591		198	0	(1)
	08/2026	$	730	BRL	3,813	3	0
	08/2026		2,216	INR	210,313	1	0
	09/2026	IDR	18,145,530	$	999	0	(8)
	09/2026	THB	39,371		1,214	21	0
	09/2026	$	5,868	IDR	103,873,407	9	(111)
	09/2026		434	INR	41,245	0	(1)
	09/2026		239	THB	7,849	0	(2)
	12/2026		630	IDR	11,463,796	2	0
	05/2030	KWD	1,467	$	5,053	259	0
BRC	07/2026	ILS	4,213		1,423	7	0
	07/2026	JPY	166,772		1,032	6	0
	07/2026	NZD	17,438		10,313	409	0
	07/2026	$	3,580	TRY	170,736	29	0
	07/2026	ZAR	230,133	$	14,168	141	0
	08/2026	$	1,032	JPY	166,335	0	(6)
	09/2026	COP	8,892,543	$	2,444	0	(112)
	12/2026	ZAR	1,430		81	0	(5)
BSH	07/2026	EUR	3,184		3,703	65	0
	07/2026	$	1,106	EUR	949	0	(22)
	07/2026		1,365	JPY	217,066	0	(30)
	07/2026		9,714	NZD	17,193	51	0
	08/2026	NZD	17,193	$	9,725	0	(51)
	09/2026	PEN	34,179		9,863	0	(106)
	09/2026	$	5,506	BRL	28,242	0	(116)
CBK	07/2026	BRL	9,478	$	1,831	0	(5)
	07/2026	EUR	4,585		5,348	109	0
	07/2026	IDR	5,026,514		281	0	0
	07/2026	ILS	3,854		1,327	31	0
	07/2026	INR	209,751		2,223	7	0
	07/2026	NOK	5,250		566	36	0
	07/2026	$	1,827	BRL	9,478	9	0
	07/2026		1,050	GBP	783	0	(12)
	07/2026		752	HUF	229,908	0	(14)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

	07/2026		1,809	IDR	32,462,328	4	0
	07/2026		2,165	INR	209,751	51	0
	07/2026		247	KRW	373,378	0	(6)
	07/2026		1,736	PEN	5,868	0	(20)
	07/2026		376	PLN	1,373	0	(11)
	07/2026		80	TWD	2,540	0	(1)
	08/2026	ILS	8,583	$	2,994	108	0
	08/2026	$	485	ILS	1,439	0	(1)
	08/2026		412	INR	39,077	0	0
	09/2026	IDR	66,620,276	$	3,690	0	(7)
	09/2026	INR	21,238		221	0	(2)
	09/2026	KZT	296,824		586	0	(19)
	09/2026	THB	47,560		1,436	0	(4)
	09/2026	$	1,215	IDR	21,672,019	0	(12)
	09/2026		12	INR	1,141	0	0
	09/2026		45	PEN	154	0	0
	10/2026	PEN	5,893	$	1,736	20	0
	10/2026	$	1,614	PEN	5,588	14	0
	12/2026		2,016	COP	7,977,171	228	0
	12/2026		1,881	IDR	34,198,250	5	0
DUB	07/2026	CZK	2,155	$	104	2	0
	07/2026	IDR	4,317,958		241	0	0
	07/2026	INR	63,086		668	2	0
	07/2026	$	446	INR	43,002	8	0
	07/2026		2,193	KZT	1,177,220	251	0
	07/2026		182	NOK	1,688	0	(11)
	07/2026		375	PLN	1,393	0	(5)
	07/2026	ZAR	107,013	$	6,611	88	0
	09/2026	IDR	52,108,452		2,893	1	0
	09/2026	$	746	IDR	13,544,449	6	0
	09/2026		668	INR	63,513	0	(2)
	09/2026	UZS	7,911,326	$	621	0	(31)
	10/2026		12,506,314		985	0	(42)
	12/2026	$	551	IDR	9,976,933	0	0
	12/2026	UZS	13,089,639	$	1,007	0	(59)
	12/2026	ZAR	1,908		108	0	(7)
FAR	07/2026	CNH	9,718		1,436	5	0
	07/2026	GBP	17,222		23,159	315	0
	07/2026	INR	126,516		1,341	4	0
	07/2026	JPY	1,306,720		8,076	39	0
	07/2026	PEN	5,865		1,734	20	0
	07/2026	SGD	35,655		27,948	388	0
	07/2026	$	4,080	CNH	27,754	7	0
	07/2026		1,326	INR	126,516	11	0
	07/2026		1,937	JPY	307,798	0	(44)
	07/2026		4,045	PLN	14,800	0	(110)
	07/2026	ZAR	152,451	$	9,238	0	(55)
	08/2026	CNH	27,693		4,080	0	(6)
	08/2026	ILS	5,663		1,978	73	0
	08/2026	PEN	19,996		5,914	71	0
	08/2026	$	8,076	JPY	1,303,300	0	(40)
	09/2026		648	INR	62,077	4	0
GLM	07/2026	BRL	177,418	$	34,421	60	(7)
	07/2026	IDR	31,165,424		1,741	0	(2)
	07/2026	KRW	694,995		450	1	0
	07/2026	$	33,478	BRL	177,418	1,088	(198)
	07/2026		19,925	CAD	28,353	67	0
	07/2026		1,738	IDR	31,165,424	5	0
	07/2026		450	KRW	694,896	0	(1)
	07/2026		1,035	KZT	556,889	126	0
	08/2026	CAD	28,313	$	19,925	0	(67)
	08/2026	$	344	INR	33,023	3	0
	08/2026	ZAR	49,288	$	2,765	0	(236)
	09/2026	IDR	31,347,932		1,738	0	(2)
	09/2026	MXN	4,434		254	2	0
	09/2026	THB	121,317		3,759	84	0
	09/2026	$	31,860	BRL	166,609	0	(61)
	09/2026		3,479	IDR	62,463,832	8	(20)
	09/2026		1,686	INR	162,201	18	0
	09/2026		702	MXN	12,240	0	(7)
JPM	07/2026	AUD	14,811	$	10,559	304	0
	07/2026	ILS	10,811		3,621	0	(13)
	07/2026	INR	58,839		623	2	0
	07/2026	KRW	214,758		139	0	0
	07/2026	NOK	7,443		752	0	0
	07/2026	NZD	304		180	7	0
	07/2026	$	2,020	GBP	1,505	0	(23)
	07/2026		8,440	HUF	2,555,167	0	(236)
	07/2026		264	IDR	4,753,793	1	0
	07/2026		624	INR	58,839	0	(2)
	07/2026		209	KRW	320,981	0	(2)
	07/2026		1,482	NZD	2,628	11	0
	07/2026		7,752	PLN	28,258	1	(241)
	07/2026		968	THB	32,344	6	0
	07/2026	ZAR	50,064	$	3,081	29	0
	08/2026	ILS	16,102		5,557	142	0

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

	08/2026	$	878	INR	83,327	1	0
	08/2026		752	NOK	7,446	0	0
	09/2026	IDR	4,780,210	$	264	0	(1)
	09/2026	MXN	8,604		488	1	(2)
	09/2026	THB	95,211		2,917	43	(10)
	09/2026	$	3,798	INR	362,134	6	(1)
	09/2026		1,989	MXN	34,723	0	(15)
	10/2026	UZS	2,341,187	$	185	0	(7)
	12/2026	$	24,258	MXN	425,488	0	(253)
	06/2027	UZS	2,520,971	$	187	0	(14)
MBC	07/2026	AUD	62		44	1	0
	07/2026	CHF	13,732		17,446	459	(9)
	07/2026	IDR	428,808		24	0	0
	07/2026	INR	63,335		671	2	0
	07/2026	KRW	2,886,658		1,904	38	0
	07/2026	NOK	2,440		246	0	(1)
	07/2026	$	7,013	AUD	10,059	17	(65)
	07/2026		2,856	EUR	2,450	0	(57)
	07/2026		1,017	GBP	768	2	0
	07/2026		24	IDR	428,808	0	0
	07/2026		1,034	INR	99,673	18	0
	07/2026		1,273	JPY	202,261	0	(29)
	07/2026		433	NOK	4,010	0	(27)
	08/2026	AUD	5,473	$	3,774	0	(13)
	08/2026	$	1,599	EUR	1,400	3	0
	08/2026		311	INR	29,513	1	0
	08/2026		126	NOK	1,256	1	0
	09/2026	THB	28,200	$	845	0	(10)
	09/2026	$	2,348	INR	224,557	11	(2)
MYI	11/2026	HUF	171,236	EUR	475	0	(1)
NGF	07/2026	IDR	28,847,366	$	1,612	0	(2)
	07/2026	$	1,618	IDR	28,847,366	0	(4)
	07/2026		1,046	INR	100,599	17	0
	07/2026		1,571	TRY	73,887	6	0
	09/2026	IDR	29,009,148	$	1,618	8	0
	09/2026	$	744	IDR	13,231,243	0	(9)
SCX	07/2026	INR	49,669	$	524	0	0
	07/2026	NGN	633,698		457	0	(1)
	07/2026	$	614	IDR	11,026,198	1	0
	07/2026		1,376	INR	131,911	17	0
	08/2026		856		82,024	8	0
	09/2026	IDR	33,092,174	$	1,833	0	(4)
	09/2026	KZT	17,260		34	0	(1)
	09/2026	THB	52,171		1,608	29	(1)
	09/2026	$	1,896	IDR	34,030,839	4	(11)
	09/2026		524	INR	50,002	0	0
	11/2026	NGN	72,731	$	45	0	(5)
SOG	07/2026	CNH	16,418		2,427	9	0
	07/2026	EUR	243,049		283,527	5,819	0
	07/2026	PEN	13,520		4,001	47	0
	07/2026	SGD	52		40	0	0
	07/2026	$	4,152	AUD	6,018	14	0
	07/2026		19,053	CHF	15,414	24	0
	07/2026		281,440	EUR	247,419	1,262	0
	07/2026		3,315	JPY	526,685	0	(76)
	07/2026		27,589	SGD	35,727	27	0
	08/2026	AUD	6,018	$	4,150	0	(14)
	08/2026	CAD	238		167	0	0
	08/2026	CHF	15,359		19,053	0	(24)
	08/2026	EUR	247,419		281,821	0	(1,259)
	08/2026	KZT	112,809		230	0	(2)
	08/2026	SGD	35,647		27,589	0	(28)
	08/2026	$	40	SGD	52	0	0
SSB	07/2026	CAD	29,145	$	21,136	586	0
	07/2026	CHF	430		547	15	0
	07/2026	$	183	CAD	259	0	0
	07/2026		18,738	GBP	14,176	65	0
	08/2026	CAD	259	$	183	0	0
	08/2026	GBP	14,176		18,738	0	(65)
UAG	07/2026	$	382	PLN	1,396	0	(11)
	09/2026	COP	146,562,642	$	38,040	0	(4,079)
	09/2026	MXN	3,475		198	1	0
	09/2026	THB	5,257		160	1	0

Total Forward Foreign Currency Contracts						$14,090	$(8,718)

WRITTEN OPTIONS:

FOREIGN CURRENCY OPTIONS

Counterparty	Description		Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value
MYI	Call - OTC EUR versus HUF	HUF	378.000	11/26/2026	2,598	$(33)	$(21)

Total Written Options						$(33)	$(21)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)

										Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2026(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Panama Government International Bonds	1.000%	Quarterly	12/20/2030	0.792%		$3,300	$(36)	$65	$29	$0
	Romania Government International Bonds	1.000	Quarterly	06/20/2030	1.198		10,100	(505)	435	0	(70)
BRC	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	0.814		1,775	40	(3)	37	0
	Peru Government International Bonds	1.000	Quarterly	12/20/2030	0.571		2,000	36	0	36	0
CBK	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	1.431		1,500	(176)	229	53	0
	Panama Government International Bonds	1.000	Quarterly	12/20/2030	0.792		800	(11)	18	7	0
DUB	Eskom «	4.650	Quarterly	06/30/2029	—	♦	4,583	0	235	235	0
	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—	♦	424	0	2	2	0
GST	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	1.431		1,100	(128)	167	39	0
	Indonesia Government International Bonds	1.000	Quarterly	06/20/2031	0.893		1,400	1	6	7	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.484		600	(6)	13	7	0
JPM	Ecuador Government International Bonds	5.000	Quarterly	06/20/2027	1.177		1,800	59	9	68	0
	Panama Government International Bonds	1.000	Quarterly	12/20/2030	0.792		970	(12)	20	8	0
	Poland Government International Bonds	1.000	Quarterly	06/20/2029	0.307		2,875	38	19	57	0
MYC	Argentine Republic Government International Bonds	5.000	Quarterly	12/20/2026	0.814		1,575	(53)	86	33	0
	Argentine Republic Government International Bonds	5.000	Quarterly	06/20/2027	1.431		1,700	34	26	60	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2026	0.242		3,600	10	4	14	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2027	0.286		1,300	(4)	13	9	0
	Mexico Government International Bonds	1.000	Quarterly	06/20/2028	0.410		900	(17)	27	10	0
	Mexico Government International Bonds	1.000	Quarterly	12/20/2028	0.484		3,900	(41)	89	48	0
	Panama Government International Bonds	1.000	Quarterly	12/20/2030	0.792		1,130	(14)	24	10	0
	Turkiye Government International Bonds	1.000	Quarterly	06/20/2027	0.799		4,000	(1,067)	1,076	9	0

								$(1,852)	$2,560	$778	$(70)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)

									Swap Agreements, at Value(5)
Counterparty	Index/ Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000%	Quarterly	12/20/2030	EUR	500	$116	$(10)	$106	$0
BPS	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		2,000	461	(36)	425	0
CBK	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		900	204	(12)	192	0
GST	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		1,400	289	9	298	0
JPM	CDX.iTraxx Crossover 44 5-Year 35-100% Index	5.000	Quarterly	12/20/2030		6,000	1,321	(45)	1,276	0

							$2,391	$(94)	$2,297	$0

Total Swap Agreements							$539	$2,466	$3,075	$(70)

(o)

Securities with an aggregate market value of $4,287 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2026.

♦	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.

(1)	Notional Amount represents the number of contracts.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of June 30, 2026 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2026
Investments in Securities, at Value
Loan Participations and Assignments	$0	$99,508	$61,805	$161,313
Corporate Bonds & Notes
Banking & Finance	0	402,425	26,921	429,346
Industrials	0	659,464	11,972	671,436
Utilities	0	124,642	37	124,679
Convertible Bonds & Notes
Banking & Finance	0	3,120	0	3,120
U.S. Government Agencies	0	312,700	0	312,700
U.S. Treasury Obligations	0	131,582	0	131,582
Non-Agency Mortgage-Backed Securities	0	171,044	43,247	214,291
Asset-Backed Securities
Automobile ABS Other	0	70,682	0	70,682
Automobile Sequential	0	37,906	0	37,906
CMBS Other	0	7,014	0	7,014
Home Equity Other	0	138,899	0	138,899
Home Equity Sequential	0	1,364	0	1,364
Whole Loan Collateral	0	12,086	0	12,086
Other ABS	0	150,739	2,897	153,636
Sovereign Issues	0	671,034	0	671,034
Common Stocks
Communication Services	553	0	1,099	1,652
Consumer Discretionary	142	0	0	142
Financials	0	688	0	688
Industrials	3	0	0	3
Warrants
Communication Services	0	0	134	134
Preferred Securities
Banking & Finance	0	7,488	427	7,915
Short-Term Instruments
Mutual Funds	127	0	0	127
Nigeria Treasury Bills	0	3,097	0	3,097
South Africa Treasury Bills	0	5,146	0	5,146

	$825	$3,010,628	$148,539	$3,159,992
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$212,727	$0	$0	$212,727

Total Investments	$213,552	$3,010,628	$148,539	$3,372,719

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	146	2,485	0	2,631
Over the counter	0	16,928	237	17,165

	$146	$19,413	$237	$19,796
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(529)	(1,806)	0	(2,335)
Over the counter	0	(8,809)	0	(8,809)

	$(529)	$(10,615)	$0	$(11,144)

Total Financial Derivative Instruments	$(383)	$8,798	$237	$8,652

Totals	$213,169	$3,019,426	$148,776	$3,381,371

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2026:

Category and Subcategory	Beginning Balance at 03/31/2026	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2026	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2026 (2)
Investments in Securities, at Value
Loan Participations and Assignments	$70,735	$13,166	$(16,230)	$217	$(395)	$(89)	$1,317	$(6,916)	$61,805	$191
Corporate Bonds & Notes
Banking & Finance	23,904	3,069	0	(2)	0	(50)	0	0	26,921	(52)
Industrials	12,000	0	0	0	0	(28)	0	0	11,972	(27)
Utilities	34	0	0	0	0	3	0	0	37	3
Non-Agency Mortgage-Backed Securities	43,139	1,300	(1,300)	0	0	108	0	0	43,247	83
Asset-Backed Securities
Other ABS	2,063	1,200	(311)	3	0	(58)	0	0	2,897	(60)
Sovereign Issues	2,713	0	0	0	0	66	0	(2,779)	0	0
Common Stocks
Communication Services	1,090	0	0	0	0	9	0	0	1,099	9
Warrants
Communication Services	0	0	0	0	0	0	134	0	134	0
Industrials	2	0	(263)	0	0	261	0	0	0	(1)
Preferred Securities
Banking & Finance	407	0	0	0	0	20	0	0	427	20

	$156,087	$18,735	$(18,104)	$218	$(395)	$242	$1,451	$(9,695)	$148,539	$166
Financial Derivative Instruments - Assets
Over the counter	$224	$0	$(5)	$0	$0	$18	$0	$0	$237	$20

Totals	$156,311	$18,735	$(18,109)	$218	$(395)	$260	$1,451	$(9,695)	$148,776	$186

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

					(% Unless Noted Otherwise)
Category and Subcategory	Ending Balance at 06/30/2026	Valuation Technique	Unobservable Inputs		Input Value(s)	Weighted Average
Investments in Securities, at Value
Loan Participations and Assignments	$48,759	Discounted Cash Flow	Discount Rate		4.540 – 11.470	8.216
	734	Discounted Cash Flow	Discount Rate		6.790	—
	4,326	Indicative Market Quotation	Broker Quote		93.000	—
	4,566	Recent Transaction	Purchase Price		99.900	—
	2,097	Third Party Vendor	Broker Quote		2.000	—
	1,323	Third Party Vendor	Broker Quote		92.290 – 95.000	92.490
Corporate Bonds & Notes Banking & Finance
	14,899	Discounted Cash Flow	Discount Rate		5.255 – 6.591	6.011
	3,888	Discounted Cash Flow	Discount Rate		4.971 – 5.105	5.023
	1,991	Indicative Market Quotation	Broker Quote		7.500	—
	3,037	Other Valuation Techniques(3)	—		—	—
	3,106	Proxy pricing	Base Price		100.00
Industrials						—
	11,972	Discounted Cash Flow	Discount Rate		5.068 – 5.575	5.325
Utilities	37	Indicative Market Quotation	Broker Quote	EUR	13.500	—
Non-Agency Mortgage-Backed Securities
	41,977	Discounted Cash Flow	Discount Rate		5.814 – 6.590	5.863
	1,270	Discounted Cash Flow	Discount Rate		5.477	—
Asset-Backed Securities
Other ABS	1,697	Discounted Cash Flow	Discount Rate		5.876 – 21.000	10.303
	1,200	Recent Transaction	Purchase Price		100.00
Common Stocks
Communication Services	1,099	Indicative Market Quotation	Broker Quote	$	15.125	—
Warrants
Communication Services	134	Other Valuation Techniques(3)	—		—	—
Preferred Securities
Banking & Finance	427	Discounted Cash Flow	Discount Rate		11.630	—
Financial Derivative Instruments - Assets
Over the counter	237	Indicative Market Quotation	Broker Quote		0.053 - 5.109	5.073

Total	$148,776

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2026 (Unaudited)

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2026 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	17.5%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	19.5%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	1.0%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	31.0%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	17.6%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	7.1%

†	A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, exchange-traded funds (“ETFs”), exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund’s next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

•	Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

•

Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2026, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds’ tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund’s income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary’s earnings would be treated as other qualifying income if derived with respect to a Fund’s business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

Notes to Financial Statements (Cont.)

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$1,671,876	$107,035	$(404,311)	$56,674	$99,771	$1,531,045	$73,555	$0
PIMCO All Asset: Multi-Real Fund	2,048,955	103,228	(57,264)	7,494	43,445	2,145,858	79,069	0
PIMCO Emerging Markets Bond Fund	50,530	31,079	(5,603)	(43)	2,158	78,121	1,271	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	367,693	9,344	(38,719)	(981)	5,683	343,020	8,111	0
PIMCO Emerging Markets Local Currency and Bond Fund	800,678	132,117	(6,868)	(310)	25,187	950,804	15,469	0
PIMCO Extended Duration Fund	147,632	47,816	0	0	1,040	196,488	2,086	0
PIMCO Government Money Market Fund	59,218	161,628	(157,988)	0	(1)	62,857	523	0
PIMCO High Yield Fund	372,193	21,955	(32,539)	(394)	1,779	362,994	5,734	0
PIMCO High Yield Spectrum Fund	135,322	22,303	0	0	836	158,461	2,512	0
PIMCO Income Fund	130,177	11,593	(7,665)	(116)	1,117	135,106	1,761	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	311,653	82,362	(1,567)	(26)	5,675	398,097	3,374	0
PIMCO Investment Grade Credit Bond Fund	64,367	808	0	0	286	65,461	805	0
PIMCO Long Duration Total Return Fund	171,294	32,238	0	0	1,110	204,642	2,577	0
PIMCO Long-Term Real Return Fund	0	78,521	0	0	(1,258)	77,263	1,584	0
PIMCO Long-Term U.S. Government Fund	231,211	54,883	(1,123)	(34)	(478)	284,459	3,079	0
PIMCO Low Duration Fund	532,856	160,128	(116,207)	(484)	(1,649)	574,644	5,529	0
PIMCO RAE Emerging Markets Fund	245,841	14,839	(73,481)	16,417	(11,242)	192,374	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	338,210	64,481	(27,500)	1,495	(22,535)	354,151	16,776	0
PIMCO RAE International Fund	67,829	0	(15,389)	5,212	(5,300)	52,352	0	0
PIMCO RAE PLUS EMG Fund	98,005	5,692	0	0	788	104,485	5,691	0
PIMCO RAE PLUS International Fund	99,691	6,595	0	0	(4,200)	102,086	6,595	0
PIMCO RAE US Fund	107,664	0	(10,320)	686	13,671	111,701	0	0
PIMCO RAE US Small Fund	157,156	0	(47,981)	8,055	20,201	137,431	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	333,512	74,529	(23,658)	(642)	(36,523)	347,218	6,412	0
PIMCO Real Return Fund	105,051	33,553	(31,235)	425	(1,296)	106,498	2,178	0
PIMCO RealEstateRealReturn Strategy Fund	185,890	1,411	(6,713)	106	20,822	201,516	1,411	0
PIMCO Total Return Fund	700,111	143,869	(75,680)	(359)	1,352	769,293	8,765	0
PIMCO TRENDS Managed Futures Strategy Fund	417,122	6,064	(39,730)	111	1,098	384,665	4,873	0
Totals	$9,951,737	$1,408,071	$(1,181,541)	$93,286	$161,537	$10,433,090	259,740	$0

Notes to Financial Statements (Cont.)

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$120,856	$4,381	$(9,897)	$1,977	$1,266	$118,583	$4,380	$0
PIMCO All Authority: Multi-RAE PLUS Fund	140,785	4,599	(62,668)	11,647	1,444	95,807	4,450	0
PIMCO CommoditiesPLUS® Strategy Fund	0	16,370	(137)	(6)	(2,388)	13,839	1,307	0
PIMCO CommodityRealReturn Strategy Fund®	21,235	2,434	(9,347)	1,560	(3,250)	12,632	965	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	49,142	1,058	(7,533)	174	481	43,322	1,059	0
PIMCO Emerging Markets Local Currency and Bond Fund	107,941	11,932	(1,738)	(60)	3,379	121,454	2,053	0
PIMCO Extended Duration Fund	16,493	5,502	(596)	(24)	138	21,513	231	0
PIMCO Government Money Market Fund	9,564	47,400	(47,211)	0	0	9,753	81	0
PIMCO High Yield Fund	68,025	1,962	(6,554)	(80)	338	63,691	1,032	0
PIMCO High Yield Spectrum Fund	24,645	4,273	(809)	(15)	168	28,262	453	0
PIMCO Income Fund	11,467	809	(672)	(1)	88	11,691	158	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	86,900	16,984	(2,868)	(62)	1,574	102,528	938	0
PIMCO Investment Grade Credit Bond Fund	5,859	73	(230)	(26)	52	5,728	72	0
PIMCO Long Duration Total Return Fund	18,578	4,583	(632)	(10)	143	22,662	275	0
PIMCO Long-Term Credit Bond Fund	0	5,435	0	0	28	5,463	45	0
PIMCO Long-Term Real Return Fund	14,075	6,054	(100)	0	(292)	19,737	601	0
PIMCO Long-Term U.S. Government Fund	25,311	2,224	(1,815)	(70)	(24)	25,626	311	0
PIMCO Low Duration Fund	178,455	33,260	(24,422)	(56)	(712)	186,525	1,873	0
PIMCO RAE Emerging Markets Fund	20,782	1,436	(14,743)	5,468	(4,697)	8,246	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	42,191	8,383	(3,789)	173	(2,823)	44,135	2,101	0
PIMCO RAE International Fund	3,965	0	(2,099)	768	(729)	1,905	0	0
PIMCO RAE PLUS EMG Fund	10,368	582	(511)	107	18	10,564	582	0
PIMCO RAE PLUS International Fund	13,538	684	(3,492)	1,314	(1,552)	10,492	684	0
PIMCO RAE US Small Fund	13,233	0	(7,302)	889	1,192	8,012	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,254	8,908	(2,247)	3	(4,683)	43,235	804	0
PIMCO Real Return Fund	20,539	9,293	(1,652)	41	(352)	27,869	566	0
PIMCO RealEstateRealReturn Strategy Fund	78,564	8,349	(7,364)	243	9,166	88,958	625	0
PIMCO Total Return Fund	164,974	13,647	(11,374)	(36)	253	167,464	1,990	0
PIMCO TRENDS Managed Futures Strategy Fund	58,113	632	(9,324)	(43)	255	49,633	632	0
Totals	$1,366,852	$221,247	$(241,126)	$23,875	$(1,519)	$1,369,329	$28,268	$0

Notes to Financial Statements (Cont.)

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$11,266	$186	$0	$0	$319	$11,771	$187	$0
PIMCO Emerging Markets Corporate Bond Fund	44,502	748	0	0	637	45,887	748	0
PIMCO Emerging Markets Local Currency and Bond Fund	71,853	9,991	(16,724)	(311)	2,519	67,327	1,404	0
PIMCO Short-Term Floating NAV Portfolio III	21,175	50,835	(67,900)	2	1	4,113	37	0
Totals	$148,796	$61,760	$(84,624)	$(309)	$3,476	$129,098	$2,376	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$33,008	$444	$0	$0	$246	$33,698	$444	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	65,566	1,208	0	0	1,023	67,797	652	0
PIMCO Short Asset Portfolio	73,246	700	(36,586)	166	79	37,605	704	0
PIMCO Short-Term Floating NAV Portfolio III	18,915	104,694	(109,972)	4	0	13,641	194	0
PIMCO Total Return Fund	33,184	402	0	0	38	33,624	404	0
Totals	$223,919	$107,448	$(146,558)	$170	$1,386	$186,365	$2,398	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$96,072	$0	$0	$0	$(4,763)	$91,309	$566	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	134,702	3,172	0	0	1,770	139,644	3,170	0
PIMCO Short-Term Floating NAV Portfolio III	4,843	224,779	(217,500)	0	0	12,122	80	0
Totals	$235,617	$227,951	$(217,500)	$0	$(2,993)	$243,075	$3,816	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$102,918	$0	$0	$0	$(457)	$102,461	$1,203	$0
PIMCO Total Return Fund II	34,741	0	0	0	(154)	34,587	406	0

Notes to Financial Statements (Cont.)

PIMCO Preferred And Capital Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$43,593	$0	$0	$0	$583	$44,176	$645	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$83,826	$27,867	$0	$0	$(202)	$111,491	$2,082	$0
PIMCO Total Return Fund	28,966	0	0	0	(41)	28,925	651	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2026 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$94,026	$1,023	$0	$0	$336	$95,385	$1,023	$0
PIMCO Dynamic Bond Fund	129,733	1,411	0	0	464	131,608	1,411	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	57,576	626	0	0	206	58,408	626	0
PIMCO Emerging Markets Local Currency and Bond Fund	36,085	392	0	0	129	36,606	392	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	0	38,021	0	0	92	38,113	215	0
PIMCO High Yield Fund	0	321,064	0	0	1,104	322,168	3,193	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	767,381	777,777	(771,073)	(8,354)	10,627	776,358	7,788	0
PIMCO Low Duration Credit Fund	0	12,903	(1,478)	4	39	11,468	123	0
PIMCO Low Duration Fund	767,068	8,345	0	0	2,744	778,157	8,342	0
PIMCO Low Duration Fund II	38,859	423	0	0	139	39,421	423	0
PIMCO Low Duration Opportunities Fund	4,598	50	0	0	16	4,664	50	0
PIMCO RAE Fundamental Advantage PLUS Fund	28,755	29,365	(58,191)	48	23	0	199	0
PIMCO RAE PLUS EMG Fund	36,990	10,221	(18,228)	26	110	29,119	421	0
PIMCO RAE PLUS Fund	167,195	33,871	(201,726)	877	(217)	0	1,990	0
PIMCO RAE PLUS International Fund	25,098	7,381	(14,437)	19	70	18,131	282	0
PIMCO RAE PLUS Small Fund	31,221	339	0	0	112	31,672	340	0
PIMCO RAE Worldwide Long/Short PLUS Fund	41,911	102	(40,866)	(3)	37	1,181	106	0
PIMCO Short Asset Investment Fund	190,609	1,945	(65,000)	205	438	128,197	1,952	0

Notes to Financial Statements (Cont.)

PIMCO Short-Term Fund	478,681	5,209	0	0	1,712	485,602	5,206	0
PIMCO StocksPLUS® Absolute Return Fund	185,743	1,352	(187,721)	491	135	0	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	173,054	74,318	0	0	685	248,057	2,122	0
PIMCO StocksPLUS® International Fund (Unhedged)	19,423	12,445	(16,980)	22	57	14,967	250	0
PIMCO StocksPLUS® Short Fund	10,947	107	(3,094)	5	31	7,996	108	0
PIMCO StocksPLUS® Small Fund	14,302	155	0	0	51	14,508	156	0
PIMCO Total Return Fund	2,477,176	26,951	0	0	8,861	2,512,988	26,940	0
PIMCO TRENDS Managed Futures Strategy Fund	608,464	76,765	(62,000)	(6)	2,181	625,404	6,770	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2026	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2026	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$18,811	$45,332	$(58,500)	$1	$2	$5,646	$134	$0
PIMCO California Municipal Bond Fund	37,871	71,145	(103,500)	10	(3)	5,523	151	0
PIMCO California Municipal Opportunistic Value Fund	5,578	32,953	(32,500)	(1)	2	6,032	53	0
PIMCO California Short Duration Municipal Income Fund	21,277	70,884	(66,100)	1	2	26,064	184	0
PIMCO CommoditiesPLUS® Strategy Fund	603,347	283,239	(363,900)	(14)	107	522,779	5,601	0
PIMCO CommodityRealReturn Strategy Fund®	15,201	970,209	(846,500)	(16)	12	138,906	787	0
PIMCO Credit Opportunities Bond Fund	82,733	89,775	(149,000)	(12)	12	23,508	287	0
PIMCO Diversified Income Fund	193,465	278,731	(259,500)	100	(69)	212,727	1,626	0
PIMCO Dynamic Bond Fund	417,305	156,131	(555,400)	160	(161)	18,035	1,106	0
PIMCO Emerging Markets Bond Fund	118,900	311,993	(311,900)	(1)	22	119,014	996	0
PIMCO Emerging Markets Corporate Bond Fund	3,234	8,833	(8,500)	0	0	3,567	32	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,428	59,249	(60,400)	1	2	15,280	152	0
PIMCO Emerging Markets Local Currency and Bond Fund	166,363	923,526	(940,200)	34	(4)	149,719	1,828	0
PIMCO Extended Duration Fund	6,348	264,742	(267,400)	0	0	3,690	42	0
PIMCO Global Advantage® Strategy Bond Fund	7,592	32,630	(25,400)	(1)	3	14,824	129	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	83,041	380,113	(201,600)	(6)	35	261,583	1,897	0
PIMCO GNMA and Government Securities Fund	351	146,658	(118,100)	2	3	28,914	159	0
PIMCO High Yield Fund	385,111	53,585	(384,054)	88	(99)	54,631	923	0
PIMCO High Yield Municipal Bond Fund	450,712	498,377	(722,000)	54	20	227,163	2,580	0
PIMCO High Yield Spectrum Fund	1,507	21,975	(5,900)	0	1	17,583	73	0
PIMCO Income Fund	505,044	10,621,091	(10,996,800)	(38)	(40)	129,257	2,413	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	430,647	3,771,299	(2,776,100)	201	106	1,426,153	7,735	0

Notes to Financial Statements (Cont.)

PIMCO International Bond Fund (Unhedged)	31,238	237,056	(171,100)	(2)	16	97,208	742	0
PIMCO Investment Grade Credit Bond Fund	4,023	867,160	(870,800)	9	0	392	165	0
PIMCO Long Duration Total Return Fund	667	203,357	(203,900)	4	0	128	60	0
PIMCO Long-Term Credit Bond Fund	20,304	343,281	(363,500)	(6)	0	79	71	0
PIMCO Long-Term Real Return Fund	21,023	41,025	(61,200)	(1)	4	851	28	0
PIMCO Long-Term U.S. Government Fund	85	106,728	(106,700)	3	0	116	24	0
PIMCO Low Duration Credit Fund	12,522	3,005	(14,092)	(1)	0	1,434	14	0
PIMCO Low Duration Fund	66,300	298	(66,603)	5	0	0	348	0
PIMCO Low Duration Fund II	9,472	17,832	(24,700)	1	0	2,605	32	0
PIMCO Low Duration Income Fund	3,761,093	4,587,106	(4,225,218)	(194)	753	4,123,540	37,723	0
PIMCO Low Duration Opportunities Fund	22,369	6,066	(14,000)	(1)	3	14,437	165	0
PIMCO Moderate Duration Fund	66	1	0	0	0	67	1	0
PIMCO Mortgage Opportunities and Bond Fund	351,049	2,001,945	(2,207,000)	36	(23)	146,007	2,842	0
PIMCO Municipal Bond Fund	414,240	410,029	(815,700)	114	(59)	8,624	1,374	0
PIMCO National Intermediate Municipal Bond Fund	122,609	112,171	(232,900)	27	(15)	1,892	483	0
PIMCO National Municipal Opportunistic Value Fund	2,478	27,328	(28,200)	1	1	1,608	28	0
PIMCO New York Municipal Bond Fund	11,030	73,231	(68,500)	4	1	15,766	128	0
PIMCO Preferred and Capital Securities Fund	39,945	92,466	(97,700)	(1)	4	34,714	369	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	34	0	0	0	0	34	0	0
PIMCO RAE PLUS Fund	5,354	6	(5,300)	1	(1)	60	6	0
PIMCO RAE PLUS International Fund	26	0	0	0	1	27	0	0
PIMCO RAE PLUS Small Fund	22	0	0	0	0	22	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	94	1	0	0	0	95	1	0
PIMCO Real Return Fund	133,772	379,136	(500,000)	(3)	(11)	12,894	152	0
PIMCO RealEstateRealReturn Strategy Fund	6,522	108,633	(114,900)	3	0	258	32	0
PIMCO Short Asset Investment Fund	0	23,811	(23,700)	0	0	111	17	0
PIMCO Short Duration Municipal Income Fund	52,437	76,313	(122,400)	15	(9)	6,356	215	0
PIMCO Short-Term Fund	15	0	0	0	0	15	0	0
PIMCO StocksPLUS® Absolute Return Fund	53	1	0	0	0	54	1	0
PIMCO StocksPLUS® Fund	39,272	181,054	(211,900)	(8)	0	8,418	63	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	452,953	1,240,335	(1,436,200)	(98)	23	257,013	1,150	0
PIMCO StocksPLUS® International Fund (Unhedged)	46	0	0	0	1	47	0	0
PIMCO StocksPLUS® Long Duration Fund	8,747	125,126	(127,500)	(1)	0	6,372	25	0
PIMCO StocksPLUS® Short Fund	18,905	14,971	(33,300)	0	2	578	74	0
PIMCO StocksPLUS® Small Fund	46,201	252,107	(245,500)	1	0	52,809	632	0
PIMCO Total Return Fund	448,107	3,751,885	(3,216,500)	142	19	983,653	3,169	0
PIMCO Total Return Fund II	482	49,514	(47,600)	1	0	2,397	13	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	15,120	23,307	(22,100)	4	(1)	16,330	106	0
PIMCO TRENDS Managed Futures Strategy Fund	66,104	45,168	(111,216)	0	7	63	314	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)

The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2026 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2026	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2026	Dividend Income	Shares Held at 06/30/2026
Clear Channel Outdoor Holdings, Inc.	$120,544	$0	$0	$0	$2,543	$123,087	$0	50,862,666
iHeartMedia, Inc. ‘A’	26,362	0	(4,656)	(21,338)	33,755	34,123	0	7,954,032
iHeartMedia, Inc. ‘B’	31,386	0	0	0	13,678	45,064	0	12,214,441
Sierra Hamilton Holder LLC	2	0	0	0	(1)	1	0	15,369,768
Westmoreland Mining LLC	1,925	671	0	0	(527)	2,069	0	788,065
Windstream Servcies LLC	57,557	0	0	0	12,825	70,382	0	6,136,182

†	A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)	(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC
BAR	Barclays PLC Corporate RRP/REPO trading	DEU	Deutsche Bank Securities, Inc.	NGF	Nomura Global Financial Products, Inc.
BBV	Banco Bilbao Vizcaya Madrid (Repo Only)	DUB	Deutsche Bank AG	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NXN	Natixis New York
BOA	Bank of America N.A.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GLM	Goldman Sachs Bank USA	RDR	RBC Capital Markets LLC
BOO	BoA Securities, Inc (Repo Only)	GSC	Goldman Sachs & Co. LLC	RYL	NatWest Markets Plc
BOS	BofA Securities, Inc.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BPG	BNP Paribas Securities Corp.	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
BPS	BNP Paribas S.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SGY	Societe Generale, NY
BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAA	Mizuho Capital Markets LLC	SSB	State Street Bank and Trust Co.
BSS	Banco Santander S.A.	MAC	Macquarie Bank Limited	STR	State Street FICC Repo
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	TDM	TD Securities (USA) LLC
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TOR	The Toronto-Dominion Bank
CBK	Citibank N.A.	MFK	Barclays Capital, Inc.	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC
CKL	Citibank N.A. London	MSR	Morgan Stanley & Co LLC FICC Repo	WAN	Wells Fargo Bank, N.A.- FICC Rep
CTR	Citigroup Global Markets, Inc.- FICC Rep	MYC	Morgan Stanley Capital Services LLC	WFS	Wells Fargo Securities, LLC

Currency Abbreviations:
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	QAR	Qatari Riyal
BRL	Brazilian Real	INR	Indian Rupee	RON	Romanian New Leu
CAD	Canadian Dollar	JPY	Japanese Yen	RSD	Serbian Dinar
CHF	Swiss Franc	KES	Kenyan Schilling	SAR	Saudi Riyal
CLP	Chilean Peso	KRW	South Korean Won	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	THB	Thai Baht
COP	Colombian Peso	LKR	Sri Lankan Rupee	TRY	Turkish New Lira
CRC	Costa Rican Colon	MNT	Mongolian Tugrik	TWD	Taiwanese Dollar
CZK	Czech Koruna	MXN	Mexican Peso	UGX	Ugandan Shilling
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DOP	Dominican Peso	NGN	Nigerian Naira	UYU	Uruguayan Peso
EGP	Egyptian Pound	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EUR	Euro	NZD	New Zealand Dollar	VND	Vietnamese Dong
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
GHS	Ghanaian Cedi	PHP	Philippine Peso	ZMW	Zambian Kwacha
HKD	Hong Kong Dollar	PKR	Pakistani Rupee

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	LME	London Metal Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	NYBOT	New York Board of Trade
CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange
COMEX	Commodity Exchange, Inc.	KCBT	Kansas City Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:					8840%sxsv
ABX.HE	Asset-Backed Securities Index - Home Equity	CSIXTR	Credit Suisse U.S. Dollar Total Return Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index
BACVWSAV	BofA Merrill Lynch Basket Excess Return Strategy Index	DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDUEACWF	MSCI ACWI Index Future
BBSW3M	3 Month Bank Bill Swap Rate	ERADXULN	RAE Fundamental International Large Net Total Return Index	NDUEEGF	iShares MSCI Emerging Markets ETF
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	ERAEMLN	RAE Fundamental Emerging Markets Net Total Return Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	ERAEMLT	eRAFI Emerging Markets Strategy Index	PIMCODBU	PIMCO Custom Commodity Basket
BCOMIN	Bloomberg Industrial Metals Subindex	ERAUSLT	eRAFI U.S. Large Strategy Index	primex	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMPR	Bloomberg Precious Metals Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	RALVEIEN	RAE Emerging Markets Low Volatility Equity Income Index
BCOMTR	Bloomberg Commodity Index Total Return	EUR003M	3 Month EUR Swap Rate	RALVEIIN	RAE International Net Low Volatility Equity Income Index
BCOMTR1	Bloomberg Custom Commodity Index	EUR006M	6 Month EUR Swap Rate	RALVEIIT	RAE International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
BISTREFI	Turkish Lira Overnight Reference Rate	FHMMUSTF	Federated Hermes US Treasury Cash Reserves Fund Yield	RBCACS0T	Custom Commodity Forward Index
BNMMDTSC	Dreyfus Treasury Securites Cash Management Fund Yield	FRCPXTOB	France Consumer Price ex-Tobacco Index	RBCACST0	Custom Commodity Forward Index
BOBL	Bundesobligation, the German word for federal government bond	GOLDLNPM	London Gold Market Fixing Ltd. PM	RU20INTR	Russell 2000 Total Return Index

BP0003M	3 Month GBP-LIBOR	GSMMUSTF	Goldman Sachs Money Market US Treasury Fund Index	S&P 500	Standard & Poor’s 500 Index
Brent	Brent Crude	GSMMUSTI	Goldman Sachs Money Market US Treasury Instrument Index	SFE	Sydney Futures Exchange
BRMMUSDF	BlackRock Money Market US Treasury Fund Index	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	SIBCSORA	Singapore Overnight Rate Average
CAONINDX	Bloomberg CORRA Compounded Index	HSMMUSTF	HSBC UST Money Market Yield	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SOFRINDX	Secured Overnight Financing Rate Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBXXLLTR	iBoxx USD Liquid Leveraged Loan Index	SONIA	Sterling Overnight Interbank Average Rate
CDX.HY	Credit Derivatives Index - High Yield	JMABFNJ2	J.P. Morgan Custom Commodity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CDX.IG	Credit Derivatives Index - Investment Grade	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMMMUSTF	JP Morgan Money Market US Treasury Fund Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JPACWILV	J.P. Morgan Custom Equity Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JY0003M	3 Month JPY-LIBOR	TSFR1M	Term SOFR 1-Month
CNREPOFIX	China Fixing Repo Rates 7-Day	MLPIREIL	Merrill Lynch Custom Equity Index	TSFR3M	Term SOFR 3-Month
CORRA	Canadian Overnight Repo Rate Average	MLPIREIS	Merrill Lynch Custom Equity Index	TSFR6M	Term SOFR 6-Month
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MSMMUSTF	MSILF Money Market US Treasury Fund Index	UKRPI	United Kingdom Retail Prices Index
CPI	Consumer Price Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	ULSD	Ultra-Low Sulfur Diesel
CPTFEMU	Eurozone HICP ex-Tobacco Index	MUTKCALM	Tokyo Overnight Average Rate	US0003M	ICE 3-Month USD LIBOR
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	NDDUEAFE	MSCI EAFE Index	WIRON	Warsaw Interbank Offered Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CNTY	County Guaranteed	HUD	U.S. Department of Housing and Urban Development
AGC	Assured Guaranty Corp.	CR	Custodial Receipts	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BABs	Build America Bonds	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depositary Receipts
BBR	Bank Bill Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	MIBOR	Mumbai Interbank Offered Rate	TBD	To-Be-Determined
BTP	Buoni del Tesoro Poliennali “Long-term Treasury Bond”	MSCI	Morgan Stanley Capital International	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	NIBOR	Norwegian Interbank Offered Rate	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	OAT	Obligations Assimilables du Trésor	THBFIX	Thai Baht Floating-Rate Fix
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	THB-THOR	Thai Overnight Repurchase Rate
CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending	WTI	West Texas Intermediate
HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust